June 30, 2001 www.kineticsfunds.com




              SEMI-ANNUAL REPORT

              The Internet Fund

              The Internet Emerging Growth Fund

              The Internet Infrastructure Fund

              The Internet Global Growth Fund

              The New Paradigm Fund

              The Medical Fund

              The Middle East Growth Fund

              The Small Cap Opportunities Fund

              The Asia Technology Fund

              The Energy Fund

              The Kinetics Government Money Market Fund


              Each a series of Kinetics Mutual Funds, Inc.



                       [KINETICS MUTUAL FUNDS, INC. LOGO]

 KINETICS MUTUAL FUNDS, INC.
 TABLE OF CONTENTS
 June 30, 2001

                                                              PAGE
                                                              ----
Shareholder's Letter........................................    2
Market Commentary...........................................    4
KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
  Statement of Assets and Liabilities.......................    7
  Statement of Operations...................................   10
  Statement of Changes in Net Assets........................   13
  Notes to the Financial Statements.........................   18
  Financial Highlights......................................   28
KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
  Portfolio of Investments The Internet Portfolio...........   35
  Portfolio of Investments The Internet Emerging Growth
     Portfolio..............................................   40
  Portfolio of Investments The Internet Infrastructure
     Portfolio..............................................   43
  Portfolio of Investments The Internet Global Growth
     Portfolio..............................................   45
  Portfolio of Investments The New Paradigm Portfolio.......   50
  Portfolio of Investments The Medical Portfolio............   53
  Portfolio of Investments The Middle East Growth
     Portfolio..............................................   58
  Portfolio of Investments The Small Cap Opportunities
     Portfolio..............................................   61
  Portfolio of Investments The Asia Technology Portfolio....   65
  Portfolio of Investments The Energy Portfolio.............   69
  Portfolio of Investments The Kinetics Government Money
     Market
     Portfolio..............................................   71
  Portfolio of Options Written The Internet Portfolio.......   72
  Portfolio of Options Written The Internet Global Growth
     Portfolio..............................................   73
  Portfolio of Options Written The New Paradigm Portfolio...   74
  Portfolio of Options Written The Medical Portfolio........   75
  Portfolio of Options Written The Small Cap Opportunities
     Portfolio..............................................   76
  Statement of Assets and Liabilities.......................   77
  Statement of Operations...................................   80
  Statement of Changes in Net Assets........................   83
  Notes to the Financial Statements.........................   88

 KINETICS MUTUAL FUNDS, INC.
 SHAREHOLDERS' LETTER

     Dear Fellow Shareholders:

     We are pleased to present the Kinetics Mutual Funds semi-annual report for the period ended June 30, 2001. While the first six months of 2001 have been difficult for equities in general, we believe the Funds are well positioned to benefit from any opportunities that may arise in the second half of the year.

     During the first six months, the SMALL CAP OPPORTUNITIES FUND and NEW PARADIGM FUND were the two Kinetics Funds that benefited the most from this volatile market. These funds concentrate on investing in companies that are trading at a discount of their intrinsic value because of special situations or misinterpretations from the investment community.

     In the technology sector, despite the volatility, the Internet continues to mature and evolve as an economic medium, and the investments of the INTERNET INFRASTRUCTURE FUND, INTERNET GLOBAL GROWTH FUND AND INTERNET EMERGING GROWTH FUND continue to mature as well. In fact, our flagship fund, the INTERNET FUND, will have its fifth anniversary in the fourth quarter of 2001. We remain very excited about the future of the Internet and in our Funds.

     The MEDICAL FUND continues to find new and exciting opportunities in the field of medical research and in the development of cancer treatments and therapies. The mapping of the human genome and stem-cell research initiatives should only further these opportunities.

     Our newest offering, the ENERGY FUND, continues to find opportunities in traditional and alternative energy stocks, which have received much attention as of late due to the Energy Bill passing in the Senate.

     While there may have been some setbacks in the regions that the ASIA TECHNOLOGY FUND and the MIDDLE EAST GROWTH FUND invest in as of late, these regions remain at the forefront of innovative industries and technologies.

     And lastly, the KINETICS GOVERNMENT MONEY MARKET FUND continues to provide our shareholders a convenient short-term investment vehicle.

     For more updated information on the Funds, we encourage you to frequently visit our website, www.kineticsfunds.com. It provides a broad array of information including monthly portfolio commentaries and holdings, newsflashes on media events, daily performance data and on-line access to account information.

     We thank you for your continued support and look forward to continuing to provide you with products and services that will assist you in achieving your investment goals.

   /s/ Steven R. Samson
     Steven R. Samson
     President
     Kinetics Mutual Funds, Inc.

 KINETICS MUTUAL FUNDS, INC.
 YEAR 2001 SEMI-ANNUAL MARKET COMMENTARY

     Dear Fellow Shareholders:

     The first half of 2001 continued to be quite challenging for the world equity markets. In the U.S., investor sentiment towards the equity markets in general, and technology stocks in particular, remained quite negative. This sentiment was reinforced by the frequent warnings corporations issued with respect to their near-term earnings. The problems companies faced in early 2001 are now well known; overly optimistic forecasts of product demand, excess manufacturing capacity, bloated inventories, a multitude of high-tech bankruptcies, and a temporary shut down in the flow of new capital. Many high-tech companies had never experienced an economic downturn and their management teams were slow to react.

     So how are the Funds positioned to thrive in this economic atmosphere, while at the same time attempting to minimize risk? For the past few years, we have often espoused our preference for avoiding so-called "hot" or "popular" companies. Well-known companies involved in the optical components or networking industries, such as JDS Uniphase and Nortel, presented investors with potential opportunity, but they also presented investors with very real and substantial risk for the possible permanent erosion of capital.

     Instead, we have, on a relative basis, largely avoided the most recent turbulence by trafficking in less well researched companies. While lesser-known, these companies frequently possess strong balance sheets, valuable and scarce assets and high barriers to entry from competition. Fortuitously, they often provide greater downside protection, since their initial clearing prices were lower at the time of purchase. It is almost without exception that these companies possess enough financial strength to execute their business plans, even in the most adverse economic conditions. It is our belief that as the competitors of our major holdings continue to curtail their operations, our companies will benefit in market share, profitability and notoriety.

     To further minimize risk and volatility in our portfolios, we attempt to identify companies that are non-codependent. In short, this means that we strive to construct portfolios with companies that generally do not do business with each other, even when they operate within the same sector. This benefits the portfolios by making each holding economically independent from the other holdings, providing better diversification then when every holding in a portfolio operates in an ecosystem.

     While we cannot predict exactly when overall market averages may stage a sustained upward rebound, we remain confident that our funds are positioned to take advantage of both a favorable upswing in the economy and those pockets of opportunity that occur should more adverse market conditions persist.

   /s/ Peter B. Doyle
     Peter B. Doyle
     Chief Investment Strategist

     DISCLOSURE
     THIS MATERIAL IS INTENDED TO BE REVIEWED IN CONJUNCTION WITH A CURRENT PROSPECTUS, WHICH INCLUDES ALL FEES AND EXPENSES THAT APPLY TO A CONTINUED INVESTMENT PROSPECTUS, AS WELL AS INFORMATION REGARDING THE RISK FACTORS, POLICIES AND OBJECTIVES OF THE FUNDS. READ IT CAREFULLY BEFORE INVESTING.

     BECAUSE THE FUNDS [OTHER THAN THE NEW PARADIGM FUND, THE SMALL CAP OPPORTUNITIES FUND AND THE KINETICS GOVERNMENT MONEY MARKET FUND] INVEST IN A SINGLE INDUSTRY OR GEOGRAPHIC REGION, THEIR SHARES ARE SUBJECT TO A HIGHER DEGREE OF RISK THAN FUNDS WITH A HIGHER LEVEL OF DIVERSIFICATION. INTERNET AND BIOTECHNOLOGY STOCKS ARE SUBJECT TO A RATE OF CHANGE IN TECHNOLOGY, OBSOLESCENCE AND COMPETITION WHICH IS GENERALLY HIGHER THAN THAT OF OTHER INDUSTRIES, AND HAVE EXPERIENCED EXTREME PRICE AND VOLUME FLUCTUATIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

     INTERNATIONAL INVESTING [FOR THE INTERNET GLOBAL GROWTH FUND, THE ASIA TECHNOLOGY FUND AND THE MIDDLE EAST GROWTH FUND] PRESENTS SPECIAL RISKS INCLUDING CURRENCY EXCHANGE FLUCTUATION, GOVERNMENT REGULATIONS, AND THE POTENTIAL FOR POLITICAL AND ECONOMIC INSTABILITY. THE FUNDS' SHARE PRICE IS EXPECTED TO BE MORE VOLATILE THAN THAT OF A U.S.-ONLY FUND.

     BECAUSE SMALLER COMPANIES [FOR THE INTERNET EMERGING GROWTH FUND AND THE SMALL CAP OPPORTUNITIES FUND] OFTEN HAVE NARROWER MARKETS AND LIMITED FINANCIAL RESOURCES, THEY PRESENT MORE RISK THAN LARGER MORE WELL ESTABLISHED COMPANIES.

     AS NON-DIVERSIFIED [OTHER THAN THE KINETICS GOVERNMENT MONEY MARKET FUND] AND SINGLE INDUSTRY FUNDS, THE VALUE OF THEIR SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

     AN INVESTMENT IN THE KINETICS GOVERNMENT MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     KINETICS MUTUAL FUNDS, UNLIKE OTHER INVESTMENT COMPANIES THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR
     INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO SERIES OF KINETICS PORTFOLIOS TRUST.

     DISTRIBUTOR: KINETICS FUNDS DISTRIBUTOR, INC. IS NOT AN AFFILIATE OF KINETICS MUTUAL FUNDS, INC. KINETICS FUNDS DISTRIBUTOR IS AN AFFILIATE OF KINETICS ASSET MANAGEMENT, INC., INVESTMENT ADVISER TO KINETICS MUTUAL FUNDS, INC.

     EJULY 1, 2001  -- KINETICS ASSET MANAGEMENT, INC.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2001 (Unaudited)

                                                    THE INTERNET      THE INTERNET    THE INTERNET
                                    THE INTERNET   EMERGING GROWTH   INFRASTRUCTURE   GLOBAL GROWTH
                                        FUND            FUND              FUND            FUND
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master
   Portfolios, at value*..........  $392,645,895     $ 5,139,799      $  8,147,471    $  7,365,458
 Receivable for Master Portfolio
   interest sold..................            --           7,313             2,432              --
 Receivable for Fund shares
   sold...........................     4,808,689             100               125         100,100
 Prepaid expenses.................        39,798           8,640             9,457           9,261
 Receivable from Adviser..........         3,380          28,830            12,991          16,994
                                    ------------     -----------      ------------    ------------
   Total assets...................   397,497,762       5,184,682         8,172,476       7,491,813
                                    ------------     -----------      ------------    ------------
LIABILITIES:
 Payable to Directors.............        20,837             274               449             432
 Payable for service fee..........        77,790           1,060             1,673           1,588
 Payable for Master Portfolio
   interest purchased.............     4,565,686              --                --          45,004
 Payable for Fund shares
   repurchased....................       243,003           7,413             2,557          11,960
 Accrued expenses and other
   liabilities....................       225,541          16,646            22,249          22,692
                                    ------------     -----------      ------------    ------------
   Total liabilities..............     5,132,857          25,393            26,928          81,676
                                    ------------     -----------      ------------    ------------
   Net assets.....................  $392,364,905     $ 5,159,289      $  8,145,548    $  7,410,137
                                    ============     ===========      ============    ============
NET ASSETS CONSIST OF:
 Paid in capital..................  $567,081,463     $16,411,347      $ 21,563,746    $ 23,202,340
 Undistributed net investment
   loss...........................    (1,311,665)          5,478           (65,576)        (59,690)
 Undistributed net realized loss
   on investments, options and
   written option contracts.......   (83,242,094)     (7,772,822)      (10,899,295)    (11,146,433)
 Net unrealized appreciation
   (depreciation) on:
   Investments....................   (90,380,599)     (3,484,714)       (2,453,327)     (4,647,633)
   Written option contracts.......       217,800              --                --          61,553
                                    ------------     -----------      ------------    ------------
   Net assets.....................  $392,364,905     $ 5,159,289      $  8,145,548    $  7,410,137
                                    ============     ===========      ============    ============
CALCULATION OF NET ASSET VALUE PER
 SHARE -- INVESTOR CLASS:
 Net assets.......................  $391,953,394     $ 5,159,289      $  8,145,548    $  7,410,137
 Shares outstanding...............    15,917,213       1,281,903         1,618,820       1,542,263
 Net asset value per share
   (offering and redemption
   price).........................  $      24.63     $      4.03      $       5.03    $       4.80
                                    ============     ===========      ============    ============
CALCULATION OF NET ASSET VALUE PER
 SHARE -- CLASS A:
 Net assets.......................  $    411,511
 Shares outstanding...............        16,711
 Net asset value per share........  $      24.63
                                    ============
 Offering price per share.........  $      26.13
                                    ============

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2001 (Unaudited)

                                                                             THE MIDDLE     THE SMALL
                                                   THE NEW                      EAST           CAP
                                                   PARADIGM    THE MEDICAL     GROWTH     OPPORTUNITIES
                                                     FUND         FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at
   value*.......................................  $6,272,151   $48,742,671    $216,330     $4,472,965
 Receivable for Fund shares sold................     314,939        66,236          --             --
 Prepaid expenses...............................      21,500        17,831       9,002          9,376
 Receivable from Adviser........................      29,381        11,864      32,718         25,477
                                                  ----------   -----------    --------     ----------
   Total assets.................................   6,637,971    48,838,602     258,050      4,507,818
                                                  ----------   -----------    --------     ----------
LIABILITIES:
 Payable to Directors...........................         231         2,620          11            176
 Payable for service fee........................       1,105        10,086          49            814
 Payable for Master Portfolio interest
   purchased....................................          --        59,670          --         18,000
 Payable for Fund shares repurchased............      29,070     1,174,712          --          9,507
 Dividends payable..............................          --                        --             --
 Accrued expenses and other liabilities.........      13,283        60,791       9,826         11,940
                                                  ----------   -----------    --------     ----------
   Total liabilities............................      43,689     1,307,879       9,886         40,437
                                                  ----------   -----------    --------     ----------
   Net assets...................................   6,594,282   $47,530,723    $248,164     $4,467,381
                                                  ==========   ===========    ========     ==========
NET ASSETS CONSIST OF:
 Paid in capital................................  $6,265,438   $40,731,999    $339,476     $3,959,020
 Undistributed net investment loss..............     (15,924)     (238,917)     (1,194)       (13,453)
 Undistributed net realized gain (loss) on
   investments, options and written option
   contracts....................................    (119,402)    3,654,602     (46,949)       209,155
 Net unrealized appreciation (depreciation) on:
   Investments..................................     448,671     3,221,368     (43,169)       317,036
   Written option contracts.....................      15,499       161,671          --         (4,377)
                                                  ----------   -----------    --------     ----------
   Net assets...................................  $6,594,282   $47,530,723    $248,164     $4,467,381
                                                  ==========   ===========    ========     ==========
CALCULATION OF NET ASSET VALUE PER SHARE --
 INVESTOR CLASS:
 Net assets.....................................  $5,315,526   $47,416,501    $248,164     $4,467,381
 Shares outstanding.............................     487,083     2,478,060      40,654        320,377
 Net asset value per share (offering and
   redemption price)............................  $    10.91   $     19.14    $   6.10     $    13.94
                                                  ==========   ===========    ========     ==========
CALCULATION OF NET ASSET VALUE PER SHARE --
 CLASS A:
 Net assets.....................................  $1,278,756   $   114,222
 Shares outstanding.............................     117,242         5,973
 Net asset value per share......................  $    10.91   $     19.12
                                                  ==========   ===========
 Offering price per share.......................  $    11.58   $     20.29
                                                  ==========   ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2001 (Unaudited)

                                                                                 THE KINETICS
                                                        THE ASIA                  GOVERNMENT
                                                       TECHNOLOGY   THE ENERGY      MONEY
                                                          FUND         FUND      MARKET FUND
---------------------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios, at value*....   $204,738     $640,261    $42,370,771
  Receivable for Fund shares sold....................         --           --      1,226,375
  Prepaid expenses...................................      4,524        1,306         19,030
  Receivable from Adviser............................     53,215       32,571          9,294
                                                        --------     --------    -----------
    Total assets.....................................    262,477      674,138     43,625,470
                                                        --------     --------    -----------
LIABILITIES:
  Payable to Directors...............................         14           28          1,891
  Payable for service fee............................         53          141         10,354
  Payable for Master Portfolio interest purchased....         --           --             --
  Payable for Fund shares repurchased................         --           --            947
  Dividends payable..................................         --           --         88,747
  Accrued expenses and other liabilities.............      9,851        6,644         21,125
                                                        --------     --------    -----------
    Total liabilities................................      9,918        6,813        123,064
                                                        --------     --------    -----------
    Net assets.......................................   $252,559     $667,325    $43,502,406
                                                        ========     ========    ===========
NET ASSETS CONSIST OF:
  Paid in capital....................................   $327,561     $696,641    $43,502,406
  Undistributed net investment income (loss).........     (1,853)         475             --
  Undistributed net realized gain (loss) on
    investments, options and written option
    contracts........................................    (24,683)      (2,323)            --
  Net unrealized appreciation (depreciation) on:
    Investments......................................    (48,466)          --        (27,468)
                                                        --------     --------    -----------
    Net assets.......................................   $252,559     $667,325    $43,502,406
                                                        ========     ========    ===========
  Shares outstanding.................................     35,433       67,135     43,502,406
  Net Asset Value, Redemption Price and Offering
    Price per share..................................   $   7.13     $   9.94    $      1.00
                                                        ========     ========    ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2001 (Unaudited)

                                                     THE INTERNET    THE INTERNET    THE INTERNET
                                      THE INTERNET     EMERGING     INFRASTRUCTURE      GLOBAL
                                          FUND       GROWTH FUND         FUND        GROWTH FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM
  MASTER PORTFOLIOS
  Dividends+........................  $    275,344   $    26,926     $    18,880     $    44,934
  Interest..........................     2,787,139        47,647          35,158          20,888
  Income from securities lending....       318,853         2,941           8,008           6,260
                                      ------------   -----------     -----------     -----------
      Total Investment Income.......     3,381,336        77,514          62,046          72,082
                                      ------------   -----------     -----------     -----------
EXPENSES
  Expenses allocated from Master
    Portfolios......................     2,852,025        59,070          81,695          88,871
  Shareholder servicing fees........     1,247,661        37,413          53,514          53,405
  Administration fees...............        97,877         1,294           2,210           2,274
  Reports to shareholders...........       278,605         1,911           1,825           3,015
  Registration fees.................        22,052         7,872           6,724           8,221
  Professional fees.................       100,088         2,624           2,754           2,676
  Directors' fees and expenses......        35,883           271             540             428
  Fund accounting fees..............        12,340         7,500           7,298           9,670
  Distribution fees -- Advisor
    Class...........................           118            --              --              --
  Other expenses....................        46,352           405             754             706
                                      ------------   -----------     -----------     -----------
      Total expenses................     4,693,001       118,360         157,314         169,266
  Less, expense reimbursement and
    waiver..........................            --       (46,324)        (29,692)        (44,349)
                                      ------------   -----------     -----------     -----------
      Net expenses..................     4,693,001        72,036         127,622         124,917
                                      ------------   -----------     -----------     -----------
      Net investment income
        (loss)......................    (1,311,665)        5,478         (65,576)        (52,835)
                                      ------------   -----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS ALLOCATED FROM
  MASTER PORTFOLIOS
  Net realized gain (loss) on:
      Investments and foreign
        currency....................   (48,756,500)   (3,837,065)     (3,476,127)     (4,743,838)
      Written option contracts
        expired or closed...........       279,661            --              --              --
  Net change in unrealized
    appreciation of:
      Investments and foreign
        currency....................    58,481,333     4,079,084       2,812,674       3,188,904
      Written option contracts......       204,875            --              --          72,698
                                      ------------   -----------     -----------     -----------
      Net gain (loss) on
        investments.................    10,209,369       242,019        (663,453)     (1,482,236)
                                      ------------   -----------     -----------     -----------
      Net increase (decrease) in net
        assets resulting from
        operations..................  $  8,897,704   $   247,497     $  (729,029)    $(1,535,071)
                                      ============   ===========     ===========     ===========
+ Net of Foreign Taxes Withheld of:   $        125   $        --     $       446     $     6,499
                                      ============   ===========     ===========     ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS

 Six Months Ended June 30, 2001 (Unaudited)



                                          THE NEW                  THE MIDDLE    THE SMALL CAP
                                         PARADIGM    THE MEDICAL      EAST       OPPORTUNITIES
                                           FUND         FUND       GROWTH FUND       FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIOS
  Dividends+...........................  $  22,616   $   204,746    $    589       $  4,598
  Interest.............................     22,058        88,751         715         12,138
  Income from securities lending.......      1,804        42,241          31            145
                                         ---------   -----------    --------       --------
      Total Investment Income..........     46,478       335,738       1,335         16,881
                                         ---------   -----------    --------       --------
EXPENSES
  Expenses allocated from Master
    Portfolios.........................     64,772       383,959      23,203         35,534
  Shareholder servicing fees...........     17,558       149,171       7,822         11,747
  Administration fees..................      1,133        12,707          42            548
  Reports to shareholders..............      1,566        18,300          76          1,232
  Registration fees....................      4,878        14,505       7,233          7,153
  Professional fees....................      1,819         9,467       1,267          1,571
  Directors' fees and expenses.........        181         2,599          11            175
  Fund accounting fees.................      7,421        10,911       9,670          7,438
  Distributor fees -- Advisor Class....         66             3
  Other expenses.......................        430         3,913          13            172
                                         ---------   -----------    --------       --------
      Total expenses...................     99,824       605,535      49,337         65,570
  Less, expense reimbursement and
    waiver.............................    (37,422)           --     (46,808)       (35,236)
                                         ---------   -----------    --------       --------
      Net expenses.....................     62,402       605,535       2,529         30,334
                                         ---------   -----------    --------       --------
      Net investment loss..............    (15,924)     (269,797)     (1,194)       (13,453)
                                         ---------   -----------    --------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM MASTER
  PORTFOLIOS
  Net realized gain (loss) on:
      Investments and foreign
        currency.......................     81,892     2,692,445     (19,155)       202,483
      Written option contracts expired
        or closed......................     40,146       925,033          --         11,050
  Net change in unrealized appreciation
    (depreciation) of:
      Investments and foreign
        currency.......................     85,308    (9,437,345)     (8,445)       302,554
      Written option contracts.........      7,560        58,250          --         (7,442)
                                         ---------   -----------    --------       --------
      Net gain (loss) on investments...    214,906    (5,761,617)    (27,600)       508,645
                                         ---------   -----------    --------       --------
      Net increase (decrease) in net
        assets resulting from
        operations.....................  $(198,982)  $(6,031,414)   $(28,794)      $495,192
                                         =========   ===========    ========       ========
+ Net of Foreign Taxes Withheld of:      $   2,322   $    10,804    $     61       $     --
                                         =========   ===========    ========       ========


                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2001 (Unaudited)

                                                                                THE KINETICS
                                                     THE ASIA                    GOVERNMENT
                                                    TECHNOLOGY    THE ENERGY    MONEY MARKET
                                                       FUND          FUND           FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIOS
  Dividends+....................................     $  1,817      $  1,249       $     --
  Interest......................................          335         4,818        807,653
  Income from securities lending................           --            --             --
                                                     --------      --------       --------
      Total Investment Income...................        2,152         6,067        807,653
                                                     --------      --------       --------
EXPENSES
  Expenses allocated from Master Portfolios.....       28,329        18,746        143,316
  Shareholder servicing fees....................        7,915         8,279         59,563
  Administration fees...........................           67           101          9,004
  Reports to shareholders.......................           95           199          8,069
  Registration fees.............................        3,512         1,233            789
  Professional fees.............................        1,281         1,278          4,790
  Directors' fees and expenses..................           14            28          1,875
  Fund accounting fees..........................        9,670         7,500          7,670
  Other expenses................................           17            22          2,966
                                                     --------      --------       --------
      Total expenses............................       50,900        37,386        238,042
  Less, expense reimbursement and waiver........      (46,895)      (31,794)            --
                                                     --------      --------       --------
      Net expenses..............................        4,005         5,592        238,042
                                                     --------      --------       --------
      Net investment income (loss)..............       (1,853)          475        569,611
                                                     --------      --------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS
  Net realized loss on:
      Investments and foreign currency..........      (28,017)       (2,323)            --
      Written option contracts expired or
        closed..................................           --            --             --
  Net change in unrealized depreciation of:
      Investments and foreign currency..........       (7,406)      (27,468)            --
      Written option contracts..................           --            --             --
                                                     --------      --------       --------
      Net loss on investments...................      (35,423)      (29,791)            --
                                                     --------      --------       --------
      Net increase (decrease) in net assets
        resulting from operations...............     $(37,276)     $(29,316)      $569,611
                                                     ========      ========       ========
+ Net of Foreign Taxes Withheld of:.............     $    329      $     86       $     --
                                                     ========      ========       ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                           THE INTERNET EMERGING
                                              THE INTERNET FUND                 GROWTH FUND
                                       -------------------------------   --------------------------
                                        SIX MONTHS                       SIX MONTHS
                                           ENDED           FOR THE          ENDED        FOR THE
                                         JUNE 30,        YEAR ENDED       JUNE 30,      YEAR ENDED
                                           2001         DECEMBER 31,        2001       DECEMBER 31,
                                        (UNAUDITED)         2000         (UNAUDITED)       2000
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment gain (loss)..........  $  (1,311,665)  $   (13,637,849)  $     5,478   $    (36,638)
 Net realized gain (loss) on sale of
   investments, foreign currency and
   written option contracts expired
   or closed.........................    (48,476,839)       10,583,073    (3,837,065)    (3,935,757)
 Net change in unrealized
   appreciation (depreciation) of
   investments, foreign currency and
   written options...................     58,686,208      (625,377,100)    4,079,084     (7,563,798)
                                       -------------   ---------------   -----------   ------------
     Net increase (decrease) in net
       assets resulting from
       operations....................      8,897,704      (628,431,876)      247,497    (11,536,193)
                                       -------------   ---------------   -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net investment income...............             --                --            --             --
 Net realized gain on securities
   transactions......................             --                --            --             --
                                       -------------   ---------------   -----------   ------------
     Total dividends and
       distributions.................             --                --            --             --
                                       -------------   ---------------   -----------   ------------
FUND SHARE TRANSACTIONS:
 Net proceeds from shares sold.......    513,859,195+    2,460,572,196     3,363,506     22,662,416
 Reinvestment of distributions.......             --                --            --             --
 Cost of shares redeemed.............   (563,370,305)   (2,562,258,765)   (2,829,494)    (6,749,443)
                                       -------------   ---------------   -----------   ------------
     Net increase (decrease) in net
       assets from Fund share
       transactions..................    (49,511,110)     (101,686,569)      534,012     15,912,973
                                       -------------   ---------------   -----------   ------------
 Total increase (decrease) in net
   assets............................    (40,613,406)     (730,118,445)      781,509      4,376,780
NET ASSETS:
 Beginning of period.................    432,978,311     1,163,096,756     4,377,780          1,000
                                       -------------   ---------------   -----------   ------------
 End of period*......................  $ 392,364,905   $   432,978,311   $ 5,159,289   $  4,377,780
                                       =============   ===============   ===========   ============
*Including undistributed net
 investment income (loss) of:........  $  (1,311,665)  $            --   $     5,478   $         --
                                       =============   ===============   ===========   ============
CHANGES IN SHARES
 OUTSTANDING -- INVESTOR CLASS:
 Shares sold.........................     21,087,490        30,341,030       794,325      2,099,072
 Shares issued in reinvestment of
   dividends and distributions.......             --                --            --             --
 Shares redeemed.....................    (23,119,477)      (35,780,643)     (698,977)      (912,617)
                                       -------------   ---------------   -----------   ------------
     Net increase (decrease) in
       shares outstanding............     (2,031,987)       (5,439,613)       95,348      1,186,455
                                       =============   ===============   ===========   ============
CHANGES IN SHARES OUTSTANDING --
 CLASS A:
 Shares sold.........................         16,711
 Shares issued in reinvestments of
   dividends and distributions.......             --
 Shares redeemed.....................             --
                                       -------------
   Net increase in shares
     outstanding.....................         16,711
                                       =============

+ Net proceeds from shares sold includes $404,117 related to the Advisor Class
  A.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                               THE INTERNET             THE INTERNET GLOBAL
                                           INFRASTRUCTURE FUND              GROWTH FUND
                                        --------------------------   --------------------------
                                        SIX MONTHS                   SIX MONTHS
                                           ENDED        FOR THE         ENDED        FOR THE
                                         JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED
                                           2001       DECEMBER 31,      2001       DECEMBER 31,
                                        (UNAUDITED)       2000       (UNAUDITED)       2000
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss).........  $   (65,576)  $  (122,765)   $   (52,835)  $    803,762
 Net realized loss on sale of
   investments, foreign currency and
   written option contracts expired or
   closed.............................   (3,476,127)   (7,423,168)    (4,743,838)    (6,406,056)
 Net change in unrealized appreciation
   (depreciation) of investments,
   foreign currency and written
   options............................    2,812,674    (5,266,001)     3,261,602     (7,847,682)
                                        -----------   ------------   -----------   ------------
     Net increase (decrease) in net
       assets resulting from
       operations.....................     (729,029)  (12,811,934)    (1,535,071)   (13,449,976)
                                        -----------   ------------   -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net investment income................           --            --             --       (808,925)
 Net realized gain on securities
   transactions.......................           --            --             --             --
                                        -----------   ------------   -----------   ------------
     Total dividends and
       distributions..................           --            --             --       (808,925)
                                        -----------   ------------   -----------   ------------
FUND SHARE TRANSACTIONS:
 Net proceeds from shares sold........      868,945    31,410,570      1,386,484     38,804,935
 Reinvestment of distributions........           --            --             --        791,294
 Cost of shares redeemed..............   (1,786,188)   (8,807,816)    (2,805,332)   (14,974,272)
                                        -----------   ------------   -----------   ------------
     Net increase (decrease) in net
       assets from Fund share
       transactions...................     (917,243)   22,602,754     (1,418,848)    24,621,957
                                        -----------   ------------   -----------   ------------
Total increase (decrease) in net
 assets...............................   (1,646,272)    9,790,820     (2,953,919)    10,363,056
NET ASSETS:
 Beginning of period..................    9,791,820         1,000     10,364,056          1,000
                                        -----------   ------------   -----------   ------------
 End of period*.......................  $ 8,145,548   $ 9,791,820    $ 7,410,137   $ 10,364,056
                                        ===========   ============   ===========   ============
*Including undistributed net
 investment loss of:..................  $   (65,576)  $        --    $   (52,835)  $     (6,855)
                                        ===========   ============   ===========   ============
CHANGES IN SHARES
 OUTSTANDING -- INVESTOR CLASS:
 Shares sold..........................      152,235     2,890,935        256,491      3,334,974
 Shares issued in reinvestment of
   dividends and distributions........           --            --             --        137,856
 Shares redeemed......................     (335,659)   (1,088,791)      (520,105)    (1,667,053)
                                        -----------   ------------   -----------   ------------
     Net increase (decrease) in shares
       outstanding....................     (183,424)    1,802,144       (263,614)     1,805,777
                                        ===========   ============   ===========   ============
CHANGES IN SHARES OUTSTANDING -- CLASS
 A:
 Shares sold..........................
 Shares issued in reinvestment of
   dividends and distributions........
 Shares redeemed......................
     Net increase in shares
       outstanding....................

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS


                                                   THE NEW
                                                PARADIGM FUND                  THE MEDICAL FUND
                                          --------------------------   --------------------------------
                                          SIX MONTHS                    SIX MONTHS
                                             ENDED        FOR THE         ENDED            FOR THE
                                           JUNE 30,      YEAR ENDED      JUNE 30,        YEAR ENDED
                                             2000       DECEMBER 31,       2001         DECEMBER 31,
                                          (UNAUDITED)       2000       (UNAUDITED)          2000
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss....................  $   (15,924)  $    (1,639)   $   (269,797)    $   (459,225)
 Net realized gain (loss) on sale of
   investments, foreign currency and
   written option contracts expired or
   closed...............................      122,038      (241,570)      3,617,478          638,418
 Net change in unrealized appreciation
   (depreciation) of investments,
   foreign currency and written
   options..............................       92,868       371,302      (9,379,095)      11,684,940
                                          -----------   -----------    ------------     ------------
     Net increase (decrease) in net
       assets resulting from
       operations.......................      198,982       128,093      (6,031,414)      11,864,133
                                          -----------   -----------    ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS:
 Net investment income..................           --            --              --               --
 Net realized gain on securities
   transactions.........................           --            --              --               --
                                          -----------   -----------    ------------     ------------
     Total dividends and
       distributions....................           --            --              --               --
                                          -----------   -----------    ------------     ------------
FUND SHARE TRANSACTIONS:
 Net proceeds from shares sold..........    4,440,551+    5,464,123      49,761,109+     100,802,217
 Reinvestment of distributions..........           --            --              --               --
 Cost of shares redeemed................   (1,848,303)   (1,790,164)    (59,512,498)     (56,296,382)
                                          -----------   -----------    ------------     ------------
     Net increase (decrease) in net
       assets from Fund share
       transactions.....................    2,592,248     3,673,959      (9,751,389)      44,505,835
                                          -----------   -----------    ------------     ------------
 Total increase (decrease) in net
   assets...............................    2,791,230     3,802,052     (15,782,803)      56,369,968
NET ASSETS:
 Beginning of period....................    3,803,052         1,000      63,313,526        6,943,558
                                          -----------   -----------    ------------     ------------
 End of period*.........................  $ 6,594,282   $ 3,803,052    $ 47,530,723     $ 63,313,526
                                          ===========   ===========    ============     ============
*Including undistributed net investment
 loss of:...............................  $   (17,563)  $        --    $   (238,917)    $         --
                                          ===========   ===========    ============     ============
CHANGES IN SHARES
 OUTSTANDING -- INVESTOR CLASS:
 Shares sold............................      298,502       554,927       2,555,612        4,825,114
 Shares issued in reinvestment of
   dividends and distributions..........           --            --              --               --
 Shares redeemed........................     (177,035)     (189,411)     (3,095,103)      (2,327,543)
                                          -----------   -----------    ------------     ------------
     Net increase (decrease) in shares
       outstanding......................      121,467       365,516        (539,491)       2,497,571
                                          ===========   ===========    ============     ============
CHANGES IN SHARES OUTSTANDING -- CLASS
 A:
 Shares sold............................      117,242                         5,973
 Shares issued in reinvestment of
   dividends and distributions..........           --                            --
 Shares redeemed........................           --                            --
                                          -----------                  ------------
     Net increase in shares
       outstanding......................      117,242                         5,973
                                          ===========                  ============


------------------
(1) Commencement of operations.


 + Net proceeds from shares sold includes $1,271,697 related to The New Paradigm
   Fund Advisor Class A and $112,916 for The Medical Fund Advisor Class A.


                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                            THE MIDDLE EAST               THE SMALL CAP
                                              GROWTH FUND               OPPORTUNITIES FUND
                                     -----------------------------   ------------------------
                                     SIX MONTHS       MARCH 10,      SIX MONTHS    MARCH 20,
                                        ENDED          2000(1)          ENDED       2000(1)
                                      JUNE 30,         THROUGH        JUNE 30,      THROUGH
                                        2001        DECEMBER 31,        2001        DECEMBER
                                     (UNAUDITED)        2000         (UNAUDITED)    31, 2000
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss..............   $ (1,194)       $ (1,865)      $   (13,453)  $     (220)
  Net realized gain (loss) on sale
    of investments, foreign
    currency and written option
    contracts expired or closed....    (19,155)        (27,739)          213,533       (4,377)
  Net change in unrealized
    appreciation (depreciation) of
    investments, foreign currency
    and written options............     (8,445)        (34,724)          295,112       17,547
                                      --------        --------       -----------   ----------
      Net increase (decrease) in
        net assets resulting from
        operations.................    (28,794)        (64,328)          495,192       12,950
                                      --------        --------       -----------   ----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment income............         --              --                --           --
  Net realized gain on securities
    transactions...................         --              --                --           --
                                      --------        --------       -----------   ----------
      Total dividends and
        distributions..............         --              --                --           --
                                      --------        --------       -----------   ----------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold....    142,980         412,077         7,238,594    1,020,815
  Reinvestment of distributions....         --              --                --           --
  Cost of shares redeemed..........    (13,537)       (200,234)       (3,783,699)    (516,471)
                                      --------        --------       -----------   ----------
      Net increase in net assets
        from Fund share
        transactions...............    129,443         211,843         3,454,895      504,344
                                      --------        --------       -----------   ----------
Total increase in net assets.......    100,649         147,515         3,950,087      517,294
NET ASSETS:
  Beginning of period..............    147,515              --           517,294           --
                                      --------        --------       -----------   ----------
  End of period*...................   $248,164        $147,515       $ 4,467,381   $  517,294
                                      ========        ========       ===========   ==========
*Including undistributed net
  investment loss of:..............   $ (1,194)       $     --       $   (13,453)  $       --
                                      ========        ========       ===========   ==========
CHANGES IN SHARES
  OUTSTANDING-INVESTOR CLASS:
  Shares sold......................     23,310          44,626           562,811       94,440
  Shares issued in reinvestment of
    dividends and distributions....         --              --                --           --
  Shares redeemed..................     (2,166)        (25,116)         (289,048)     (47,826)
                                      --------        --------       -----------   ----------
      Net increase in shares
        outstanding................     21,144          19,510           273,763       46,614
                                      ========        ========       ===========   ==========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                     THE ASIA TECHNOLOGY      THE ENERGY        THE KINETICS GOVERNMENT
                                            FUND                 FUND              MONEY MARKET FUND
                                  -------------------------   -----------   -------------------------------
                                  SIX MONTHS      OCTOBER     SIX MONTHS     SIX MONTHS       FEBRUARY 3,
                                     ENDED      20, 2000(1)      ENDED          ENDED           2000(1)
                                   JUNE 30,       THROUGH      JUNE 30,       JUNE 30,          THROUGH
                                     2001        DECEMBER        2001           2001         DECEMBER 31,
                                  (UNAUDITED)    31, 2000     (UNAUDITED)    (UNAUDITED)         2000
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)...  $    (1,853)   $    (239)    $     475    $     569,611   $     1,201,432
 Net realized gain (loss) on
   sale of investments, foreign
   currency and written option
   contracts expired or
   closed.......................      (28,017)       3,065        (2,323)              --                --
 Net change in unrealized
   appreciation (depreciation)
   of investments, foreign
   currency and written
   options......................       (7,406)     (41,060)      (27,468)              --                --
                                  -----------    ---------     ---------    -------------   ---------------
     Net increase (decrease) in
       net assets resulting from
       operations...............      (37,276)     (38,234)      (29,316)         569,611         1,201,432
                                  -----------    ---------     ---------    -------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net investment income..........           --           --            --         (569,611)       (1,201,432)
 Net realized gain on securities
   transactions.................           --           --            --               --                --
                                  -----------    ---------     ---------    -------------   ---------------
     Total dividends and
       distributions............           --           --            --         (569,611)       (1,201,432)
                                  -----------    ---------     ---------    -------------   ---------------
FUND SHARE TRANSACTIONS:
 Net proceeds from shares
   sold.........................    1,648,087      542,243       936,294      572,031,430     1,770,605,048
 Reinvestment of
   distributions................           --           --            --          459,307           885,969
 Cost of shares redeemed........   (1,570,529)    (291,732)     (240,653)    (550,520,327)   (1,749,959,021)
                                  -----------    ---------     ---------    -------------   ---------------
     Net increase in net assets
       from Fund share
       transactions.............       77,558      250,511       695,641       21,970,410        21,531,996
                                  -----------    ---------     ---------    -------------   ---------------
Total increase in net assets....       40,282      212,277       666,325       21,970,410        21,531,996
NET ASSETS:
 Beginning of period............      212,277           --         1,000       21,531,996                --
                                  -----------    ---------     ---------    -------------   ---------------
 End of period*.................  $   252,559    $ 212,277     $ 667,325    $  43,502,406   $    21,531,996
                                  ===========    =========     =========    =============   ===============
*Including undistributed net
 investment loss of:............  $    (1,853)   $      --     $     475    $          --   $            --
                                  ===========    =========     =========    =============   ===============
CHANGES IN SHARES
 OUTSTANDING-INVESTOR CLASS:
 Shares sold....................      204,105       56,733        91,177      572,031,430     1,770,605,048
 Shares issued in reinvestment
   of dividends and
   distributions................           --           --            --          459,307           885,969
 Shares redeemed................     (193,735)     (31,670)      (24,142)    (550,520,327)   (1,749,959,021)
                                  -----------    ---------     ---------    -------------   ---------------
     Net increase in shares
       outstanding..............       10,370       25,063        67,035       21,970,410        21,531,996
                                  ===========    =========     =========    =============   ===============

------------------
(1)  Commencement of operations.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2001 (Unaudited)

1.   ORGANIZATION

Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and was incorporated in the state of Maryland on March 26, 1999. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund ("Internet"), The Internet Emerging Growth Fund ("Emerging"), The Internet Infrastructure Fund ("Infrastructure"), The Internet Global Growth Fund ("Global"), The New Paradigm Fund ("New Paradigm"), The Medical Fund ("Medical"), The Middle East Growth Fund ("Middle East"), The Small Cap Opportunities Fund ("Small Cap"), The Asia Technology Fund ("Asia"), The Energy Fund ("Energy") and The Kinetics Government Money Market Fund ("Government") (each a "Feeder Fund" and collectively, the "Feeder Funds"). Investment operations of the Funds began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging, Infrastructure, New Paradigm and Global), February 3, 2000 (Government), March 10, 2000 (Middle East), March 20, 2000 (Small Cap), October 20, 2000 (Asia) and December 29, 2000 (Energy). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of Kinetics Portfolios Trust (the "Trust").

On April 28, 2000, each Fund in the series, with the exception of Asia and Energy, entered into a master-feeder fund structure. Asia and Energy entered into a master-feeder fund structure upon commencement of operations. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each feeder fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each feeder fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

Each Feeder Fund's respective interest in the corresponding Master Portfolio as of June 30, 2001 is as follows:

                                                            INTEREST IN
                                                          MASTER PORTFOLIO
                                                          ----------------
Internet Fund.........................................        99.998%
Emerging Fund.........................................         99.90%
Infrastructure Fund...................................         99.93%
Global Fund...........................................         99.93%
New Paradigm Fund.....................................         99.81%
Medical Fund..........................................         99.98%
Middle East Fund......................................         97.40%
Small Cap Fund........................................         99.71%
Asia Fund.............................................         97.24%
Energy Fund...........................................         98.60%
Government Fund.......................................         99.95%

Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each then existing Feeder Fund conducted its own investment operations. The Statement of Changes in Net Assets reflects the activities of the Feeder Funds prior to the conversion as well as the activities following the conversion.

Effective April 26, 2001, the Internet, Medical and New Paradigm Funds have issued an additional Advisor Class A class of shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average net assets. The Advisor Class A shares are subject to a front-end sales charge of 5.75%. The retail class shares do not pay a 12b-1 fee or have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to Rule 12b-1 fees paid and the sales charge by the Advisor Class A, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2001, The Internet Global Growth Portfolio and The Middle East Growth Portfolio held one and two such securities which represented 0.02% and 2.64% of the portfolio's total net assets, respectively.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2001, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio owned investment securities with an aggregate

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

market value of $64,350, $64,350 and $771, respectively, which are determined to be illiquid pursuant to the guidelines adopted by The Board of Directors and The Board of Trustees. The illiquid securities of The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio represent 1.2%, 0.9% and 0.3%, respectively, of the net assets of each Master Portfolio.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to the character of income be reclassified in the capital accounts.

As of January 1, 2001, the Master Portfolios adopted yield to maturity market premium and discount amortization method on all fixed income securities. At that time, the Internet Portfolio was the only portfolio that held fixed-income securities. Upon the adoption, the Internet Portfolio adjusted the cost of its fixed-income securities by $93,379, the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Feeder Funds' net asset value, but it changes the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. Furthermore, it does not affect the determination of either net asset values or total returns of the Feeder Funds.

3.   REVOLVING CREDIT FACILITY

The Feeder Funds had established a revolving credit facility ("RCF") with certain financial institutions to be used for temporary or emergency purposes in order to meet redemption requests. Combined borrowings among all

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

participating Feeder Funds were subject to a $100 million cap on the total RCF. For an individual Feeder Fund, borrowings under the RCF were limited to either the lesser of 5% of the market value of the Feeder Fund's total assets or any explicit borrowing limits in the Feeder Fund's prospectus. Principal and interest on each borrowing under the RCF were due not more than 30 days after the date of the borrowing. Borrowings under the RCF bear interest based on prevailing market rates as defined in the RCF. A commitment fee of 0.10% per annum was incurred on the unused portion of the RCF and was allocated to all participating Feeder Funds. At June 30, 2001, there were no borrowings by the Feeder Funds under the RCF. As of June 30, 2001, the Feeder Funds have elected not to renew the RCF.

4.   INVESTMENT ADVISER

Effective April 28, 2000, the Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets. Prior to April 28, 2000, the Feeder Funds incurred the same Investment Advisory fee rates before converting into the master-feeder fund structure. The Adviser has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Feeder Fund's daily net assets. The expense cap includes Feeder Fund-specific expenses as well as the Master Portfolio's expenses allocated to the Feeder Fund. These expense limitations may be terminated at any time. Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Adviser may be recovered by the Adviser to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Adviser intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. Waivers and reimbursements by the Adviser in years prior to 2001 which are subject to potential future recover include $462,775, $15,222, $41,980, $29,710, $19,743,
$93,681, $9,233 and $11,899 in 2000 for The Internet, The Internet Emerging Growth, The Internet Infrastructure, The Internet Global Growth, The New Paradigm, The Medical, The Middle East Growth and The Small Cap Opportunities Fund, respectively and $26,415 in 1999 for

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)


The Medical Fund. Firstar Mutual Fund Services, LLC ("Firstar") performs transfer agent and fund accounting services for the Feeder Funds. Firstar has agreed to waive a portion of the Feeder Funds' expenses. For the six months ended June 30, 2001, the amounts earned by the Adviser and the reimbursed and waived expenses for the Feeder Funds are as follows:



                                                INTERNET    EMERGING    INFRASTRUCTURE
                                                --------    --------    --------------
Annual Advisory Rate........................       1.25%       1.25%          1.25%
Annual Cap on Expenses......................       2.34%       2.74%          2.85%
Expenses Reimbursed by Adviser..............    $    --     $20,675        $29,692
Expenses Reimbursed by Firstar..............         --      25,649             --
                                                -------     -------        -------
    Total Reimbursements....................    $    --     $46,324        $29,692
                                                =======     =======        =======



                                               GLOBAL     NEW PARADIGM    MEDICAL
                                               -------    ------------    -------
Annual Advisory Rate.......................       1.25%        1.25%         1.25%
Annual Cap on Expenses.....................       2.75%        2.74%         2.37%
Expenses Reimbursed by Adviser.............    $44,349      $37,422       $    --
Expenses Reimbursed by Firstar.............         --           --            --
                                               -------      -------       -------
    Total Reimbursements...................    $44,349      $37,422       $    --
                                               =======      =======       =======



                             MIDDLE      SMALL
                              EAST        CAP       ASIA     ENERGY    GOVERNMENT
                             -------    -------    -------   -------   ----------
Annual Advisory Rate.......     1.25%      1.25%      1.25%     1.25%      0.50%
Annual Cap on Expenses.....     2.99%      2.74%      2.99%     2.74%      1.32%
Expenses Reimbursed by
  Adviser..................  $    --    $    --    $46,895   $    --     $   --
Expenses Reimbursed by
  Firstar..................   46,808     35,236         --    31,794         --
                             -------    -------    -------   -------     ------
    Total Reimbursements...  $46,808    $35,236    $46,895   $31,794     $   --
                             =======    =======    =======   =======     ======


The Adviser also serves as administrator to the Feeder Funds. Effective April 28, 2000, under an Administrative Services Agreement with the Company on behalf of the Feeder Funds, the Adviser receives an annual administration fee equal to 0.05% of each Feeder Fund's average daily net assets, from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Feeder Funds by Firstar. In addition, the Master Portfolios allocate the applicable portion of master-level administrative expense to the Feeder Funds. Through an Administrative Services Agreement with the Trust on behalf of the Master Portfolios, the Adviser receives an annual administration fee equal to 0.10% of each Master Portfolio's average daily net assets, from which the Adviser will be responsible for the payment of a portion of such fees to Firstar.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

During the six months ended June 30, 2001, Internet, Emerging, Infrastructure, Global, New Paradigm, Medical, Middle East, Small Cap, Asia, Energy and Government incurred expenses of $97,877, $1,294, $2,210, $2,274, $1,133,
$12,707, $42, $548, $67, $101 and $9,004, respectively, pursuant to the
Administrative Services Agreements.

The Adviser receives a shareholder servicing fee from the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents which have a written shareholder servicing agreement with the Adviser and who perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plans"). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B & C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipient under the Plan. Under the second Plan, Advisor Classes B & C shares pay an annual rate of 0.75% of the average daily net asset value of shares. During the period ended June 30, 2001, the Advisor Class A shares of the Internet, Medical and New Paradigm Funds incurred expenses of $118, $3, and $66 respectively, pursuant to the 12b-1 Plan.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                               THE INTERNET FUND


                                                                     ADVISOR CLASS A
                                              INVESTOR CLASS            APRIL 26,
                                                SIX MONTHS               2001(+)
                                                  ENDED                  THROUGH
                                              JUNE 30, 2001           JUNE 30, 2001
                                               (UNAUDITED)             (UNAUDITED)               2000
                                              --------------         ---------------           --------
PER SHARE DATA(3)
  Net Asset Value
    Beginning of Period......................   $   24.12                $23.50                $  49.73
                                                ---------                ------                --------
  Income from Investment Operations:
    Net investment income (loss).............       (0.18)                (0.05)                  (0.76)
    Net realized and unrealized gain (loss)
      on investments.........................        0.69                  1.18                  (24.85)
                                                ---------                ------                --------
        Total gain (loss) from investment
          operations.........................        0.51                  1.13                  (25.61)
                                                ---------                ------                --------
  Less Distributions:
    From net investment income...............          --                    --                      --
    From realized gains......................          --                    --                      --
                                                ---------                ------                --------
        Total distributions..................          --                    --                      --
                                                ---------                ------                --------
  Net Asset Value, end of period.............   $   24.63                $24.63                $  24.12
                                                =========                ======                ========
  Total Return...............................        2.11%(1)              4.81%(1)(5)           (51.50)%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000's)..........   $ 391,953                $  412                $432,978
  Ratio of expenses to average net assets:
      Before expense reimbursement...........        2.34%(2)              2.59%(2)                2.06%
      After expense reimbursement............        2.34%(2)              2.59%(2)                2.00%
  Ratio of net investment income (loss) to
    average net assets:
      Before expense reimbursement...........       (0.65)%(2)            (0.90)%(2)              (1.49)%
      After expense reimbursement............       (0.65)%(2)            (0.90)%(2)              (1.43)%
  Portfolio turnover rate....................         N/A                   N/A                      21%(4)


------------------
(+)   Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).

(5)The total return calculation does not reflect the 5.75% front end sales charge.


                     See Notes to the Financial Statements.

                                            OCTOBER 21,
     FOR THE YEAR ENDED DECEMBER 31,          1996(+)
    ---------------------------------         THROUGH
       1999          1998       1997     DECEMBER 31, 1996
    -----------    --------    ------    -----------------
    $    15.72     $  5.31     $4.71          $ 5.00
    ----------     -------     -----          ------
         (0.30)      (0.08)     0.01            0.02
         34.33       10.50      0.59           (0.31)
    ----------     -------     -----          ------
         34.03       10.42      0.60           (0.29)
    ----------     -------     -----          ------
            --          --        --              --
         (0.02)      (0.01)       --              --
    ----------     -------     -----          ------
         (0.02)      (0.01)       --              --
    ----------     -------     -----          ------
    $    49.73     $ 15.72     $5.31          $ 4.71
    ==========     =======     =====          ======
        216.50%     196.14%    12.74%          (5.80)%(1)
    $1,163,097     $22,159     $ 150          $  113
          2.00%       3.08%     3.60%           6.73%(2)
          2.00%       3.08%     0.08%           0.21%(2)
         (1.29)%     (2.92)%   (3.33)%         (4.15)%(2)
         (1.29)%     (2.92)%    0.19%           2.01%(2)
            89%         80%       50%              0%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                         THE INTERNET                  THE INTERNET
                                     EMERGING GROWTH FUND          INFRASTRUCTURE FUND
                                  ---------------------------   --------------------------
                                   SIX MONTHS                   SIX MONTHS
                                     ENDED                         ENDED
                                    JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED
                                      2001       DECEMBER 31,      2001       DECEMBER 31,
                                  (UNAUDITED)        2000       (UNAUDITED)       2000
                                  ------------   ------------   -----------   ------------
PER SHARE DATA(1)
  Net Asset Value
    Beginning of Period..........    $ 3.69         $10.00        $ 5.43         $10.00
                                     ------         ------        ------         ------
  Income from Investment
    Operations:
    Net investment income
      (loss).....................      0.04          (0.03)        (0.34)         (0.07)
    Net realized and unrealized
      gain (loss) on
      investments................      0.30          (6.28)        (0.06)         (4.50)
                                     ------         ------        ------         ------
         Total gain (loss) from
           investment
           operations............      0.34          (6.31)        (0.40)         (4.57)
                                     ------         ------        ------         ------
  Less Distributions:
    From net investment income...        --             --            --             --
    From realized gains..........        --             --            --             --
                                     ------         ------        ------         ------
         Total distributions.....        --             --            --             --
                                     ------         ------        ------         ------
  Net Asset Value, end of
    period.......................    $ 4.03         $ 3.69        $ 5.03         $ 5.43
                                     ======         ======        ======         ======
  Total Return...................      9.21%(4)     (63.10)%       (7.37)%(4)    (45.70)%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)......................    $5,159         $4,378        $8,146         $9,792
  Ratio of expenses to average
    net assets:
      Before expense
         reimbursement...........      4.50%(5)       3.33%         3.52%(5)       2.85%
      After expense
         reimbursement...........      2.74%(5)       2.00%         2.85%(5)       2.00%
  Ratio of net investment gain
    (loss) to average net assets:
      Before expense
         reimbursement...........     (1.55)%(5)     (1.76)%       (2.13)%(5)     (1.67)%
      After expense
         reimbursement...........      0.21%(5)      (0.43)%       (1.46)%(5)     (0.82)%
  Portfolio turnover rate........       N/A             17%(2)       N/A              4%(2)

------------------
(+)  Commencement of Operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.01 per share.
(4) Not annualized.
(5) Annualized.
(6) The total return calculation does not reflect the 5.75% front end sales charge.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS


                                THE INTERNET GLOBAL
                                    GROWTH FUND                          THE NEW PARADIGM FUND
                            ----------------------------   -------------------------------------------------
                                                                                 ADVISOR
                                                           INVESTOR CLASS        CLASS A
                             SIX MONTHS                      SIX MONTHS     APRIL 26, 2001(+)
                                ENDED        YEAR ENDED        ENDED             THROUGH         YEAR ENDED
                            JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001      JUNE 30, 2001     DECEMBER 31,
                             (UNAUDITED)        2000        (UNAUDITED)        (UNAUDITED)          2000
                            -------------   ------------   --------------   -----------------   ------------
PER SHARE DATA(1)
  Net Asset Value
    Beginning of Period....    $ 5.74         $ 10.00          $10.40             $10.42           $10.00
                               ------         -------          ------             ------           ------
  Income from Investment
    Operations:
    Net investment income
      (loss):..............     (0.04)           0.44           (0.03)              0.03            (0.00)(3)
    Net realized and
      unrealized gain
      (loss) on
      investments..........     (0.90)          (4.26)           0.54               0.46             0.40
                               ------         -------          ------             ------           ------
        Total gain (loss)
          from investment
          operations.......     (0.94)          (3.82)           0.51               0.49             0.40
                               ------         -------          ------             ------           ------
  Less Distributions:
    From net investment
      income...............        --           (0.44)             --                 --               --
    From realized gains....        --              --              --                 --               --
                               ------         -------          ------             ------           ------
        Total
          distributions....        --           (0.44)             --                 --               --
                               ------         -------          ------             ------           ------
  Net Asset Value, end of
    period.................    $ 4.80         $  5.74          $10.91             $10.91           $10.40
                               ======         =======          ======             ======           ======
  Total Return.............    (16.38)%(4)     (37.82)%          4.90%(4)           4.70%(4)(6)      4.00%

SUPPLEMENTAL DATA AND
  RATIOS
  Net assets, end of period
    (000's)................    $7,410         $10,364          $5,316             $1,279           $3,803
  Ratio of expenses to
    average net assets:
      Before expense
        reimbursement......      3.72%(5)        2.75%           4.39%(5)           4.64%(5)         4.96%
      After expense
        reimbursement......      2.75%(5)        2.25%           2.74%(5)           2.99%(5)         2.00%
  Ratio of net investment
    income (loss) to
    average net assets:
      Before expense
        reimbursement......     (2.14)%(5)       4.17%          (2.35)%(5)         (2.60)%(5)       (3.02)%
      After expense
        reimbursement......     (1.17)%(5)       4.67%          (0.70)%(5)         (0.95)%(5)       (0.06)%
  Portfolio turnover
    rate...................       N/A               4%(2)         N/A                N/A                5%(2)


                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS


                                                         THE MEDICAL FUND
                           INVESTOR CLASS      ADVISOR CLASS A                           SEPTEMBER 30,
                          SIX MONTHS ENDED    APRIL 26, 2001(+)                             1999(+)
                           JUNE 30, 2001      THROUGH JUNE 30,        YEAR ENDED            THROUGH
                            (UNAUDITED)       2001 (UNAUDITED)     DECEMBER 31, 2000   DECEMBER 31, 1999
                          ----------------   -------------------   -----------------   ------------------
PER SHARE DATA(3)
 Net Asset Value
   Beginning of Period...     $ 20.98              $18.24               $ 13.35              $10.00
                              -------              ------               -------              ------
 Income from Investment
   Operations:
   Net investment loss...       (0.12)              (0.00)(5)             (0.15)              (0.02)
   Net realized and
     unrealized gain
     (loss) on
     investments.........       (1.72)               0.88                  7.78                3.37
                              -------              ------               -------              ------
       Total gain (loss)
        from investment
        operations.......       (1.84)               0.88                  7.63                3.35
                              -------              ------               -------              ------
 Less Distributions:
   From net investment
     income..............          --                  --                    --                  --
   From realized gains...          --                  --                    --                  --
                              -------              ------               -------              ------
       Total
        distributions....          --                  --                    --                  --
                              -------              ------               -------              ------
 Net Asset Value, end of
   period................     $ 19.14              $19.12               $ 20.98              $13.35
                              =======              ======               =======              ======
 Total Return............       (8.77)%(1)           4.82%(1)(6)          57.15%              33.50%(1)
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of
   period (000's)........     $47,417              $  114               $63,314              $6,944
 Ratio of expenses to
   average net assets:
     Before expense
       reimbursement.....        2.37%(2)            2.62%(2)              2.21%               5.99%(2)
     After expense
       reimbursement.....        2.37%(2)            2.50%(2)              2.00%               2.00%(2)
 Ratio of net investment
   loss to average net
   assets:
     Before expense
       reimbursement.....       (1.06)%(2)          (1.31)%(2)            (1.24)%             (5.24)%(2)
     After expense
       reimbursement.....       (1.06)%(2)          (1.19)%(2)            (1.03)%             (1.25)%(2)
 Portfolio turnover
   rate..................         N/A                 N/A                     1%(4)               1%


------------------
(+)  Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5)  The amount listed is less than $0.01 per share.

(6)The total return calculation does not reflect the 5.75% front end sales charge.


                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                       THE MIDDLE EAST               THE SMALL CAP
                                         GROWTH FUND               OPPORTUNITIES FUND
                                  --------------------------   --------------------------
                                  SIX MONTHS     MARCH 10,     SIX MONTHS     MARCH 20,
                                     ENDED        2000(+)         ENDED        2000(+)
                                   JUNE 30,       THROUGH       JUNE 30,       THROUGH
                                     2001       DECEMBER 31,      2001       DECEMBER 31,
                                  (UNAUDITED)       2000       (UNAUDITED)       2000
                                  -----------   ------------   -----------   ------------
PER SHARE DATA(3)
  Net Asset Value
    Beginning of Period.........    $ 7.56         $10.00        $11.10         $10.00
                                    ------         ------        ------         ------
  Income from Investment
    Operations:
    Net investment income
      (loss)....................     (0.03)         (0.10)        (0.04)         (0.00)(5)
    Net realized and unrealized
      gain (loss) on
      investments...............     (1.43)         (2.34)         2.88           1.10
                                    ------         ------        ------         ------
         Total gain (loss) from
           investment
           operations...........     (1.46)         (2.44)         2.84           1.10
                                    ------         ------        ------         ------
  Less Distributions:
    From net investment
      income....................        --             --            --             --
    From realized gains.........        --             --            --             --
                                    ------         ------        ------         ------
         Total distributions....        --             --            --             --
                                    ------         ------        ------         ------
  Net Asset Value, end of
    period......................    $ 6.10         $ 7.56        $13.94         $11.10
                                    ======         ======        ======         ======
  Total Return..................    (19.31)%(1)    (24.40)%(1)    25.59%(1)      11.00%(1)
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's).....................    $  248         $  148        $4,467         $  517
  Ratio of expenses to average
    net assets:
      Before expense
         reimbursement..........     58.51%(2)      34.39%(2)      5.92%(2)      24.50%(2)
      After expense
         reimbursement..........      2.99%(2)       2.25%(2)      2.74%(2)       2.00%(2)
  Ratio of net investment loss
    to average net assets:
      Before expense
         reimbursement..........    (56.94)%(2)    (33.15)%(2)    (4.40)%(2)    (22.59)%(2)
      After expense
         reimbursement..........     (1.42)%(2)     (1.01)%(2)    (1.22)%(2)     (0.09)%(2)
  Portfolio turnover rate.......       N/A              0%(4)       N/A              8%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                               THE ENERGY        THE KINETICS GOVERNMENT MONEY
                              THE ASIA TECHNOLOGY FUND            FUND                    MARKET FUND
                          ---------------------------------   -------------   -----------------------------------
                           SIX MONTHS                          SIX MONTHS      SIX MONTHS
                              ENDED          OCTOBER 20,          ENDED           ENDED       FEBRUARY 3, 2000(+)
                          JUNE 30, 2001    2000(+) THROUGH    JUNE 30, 2001   JUNE 30, 2001         THROUGH
                           (UNAUDITED)    DECEMBER 31, 2000    (UNAUDITED)     (UNAUDITED)     DECEMBER 31, 2000
                          -------------   -----------------   -------------   -------------   -------------------
PER SHARE DATA(3)
 Net Asset Value
   Beginning of Period...    $ 8.47            $10.00            $ 10.00         $  1.00            $  1.00
                             ------            ------            -------         -------            -------
 Income from Investment
   Operations:
   Net investment income
     (loss)..............     (0.05)            (0.01)              0.01            0.02               0.04
   Net realized and
     unrealized gain
     (loss) on
     investments.........     (1.29)            (1.52)             (0.07)             --                 --
                             ------            ------            -------         -------            -------
       Total gain (loss)
         from investment
         operations......     (1.34)            (1.53)             (0.06)           0.02               0.04
                             ------            ------            -------         -------            -------
 Less Distributions:
   From net investment
     income..............        --                --                 --           (0.02)             (0.04)
   From realized gains...        --                --                 --              --                 --
                             ------            ------            -------         -------            -------
       Total
         distributions...        --                --                 --           (0.02)             (0.04)
                             ------            ------            -------         -------            -------
 Net Asset Value, end of
   period................    $ 7.13            $ 8.47            $  9.94         $  1.00            $  1.00
                             ======            ======            =======         =======            =======
 Total Return............    (15.82)%(1)       (15.30)%(1)         (0.60)%(1)       1.68%(1)           4.20%(1)
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of
   period (000's)........    $  253            $  212            $   667         $43,502            $21,532
 Ratio of expenses to
   average net assets:
     Before expense
       reimbursement.....     38.01%(2)         45.70%(2)          18.49%(2)        1.32%(2)           1.43%(2)
     After expense
       reimbursement.....      2.99%(2)          2.25%(2)           2.74%(2)        1.32%(2)           1.25%(2)
 Ratio of net investment
   income (loss) to
   average net assets:
     Before expense
       reimbursement.....    (36.40)%(2)       (44.00)%(2)        (15.52)%(2)       3.16%(2)           4.61%(2)
     After expense
       reimbursement.....     (1.38)%(2)        (0.55)%(2)          0.23%(2)        3.16%(2)           4.79%(2)
 Portfolio turnover
   rate..................       N/A               N/A                N/A             N/A                N/A

------------------
(+)  Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited)

COMMON STOCKS -- 76.5%+                        SHARES          VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 2.9%+
PrimaCom AG ADR*.........................        291,000    $  1,193,100
QUALCOMM, Inc.*..........................            100           5,848
UnitedGlobalCom, Inc. -- Class A*........      1,160,000      10,034,000
                                                            ------------
                                                              11,232,948
                                                            ------------
BUSINESS SERVICES -- 0.1%+
NetRatings, Inc.*........................         30,000         432,000
                                                            ------------
COMPUTER SERVICES -- 0.5%+
CACI International, Inc. -- Class A*.....         40,000       1,880,000
CheckFree Corporation*(1)................          1,200          42,084
                                                            ------------
                                                               1,922,084
                                                            ------------
E-COMMERCE -- 0.6%+
Catalina Marketing Corporation*..........         75,000       2,288,250
eBAY, Inc.*(1)...........................            100           6,849
Expedia, Inc. -- Class A*................          2,700         125,820
HomeServices.Com, Inc.*..................            400           4,040
Travelocity.com, Inc.*...................          1,400          42,980
                                                            ------------
                                                               2,467,939
                                                            ------------
EDUCATIONAL SERVICES -- 0.0%+
Sylvan Learning Systems, Inc.*...........            200           4,860
                                                            ------------
FINANCE -- 0.6%+
Tremont Advisors, Inc. -- Class B*.......        100,400       2,008,000
Wit Soundview Group, Inc.*...............        248,000         453,840
                                                            ------------
                                                               2,461,840
                                                            ------------
INFRASTRUCTURE -- 29.3%+
Commonwealth Telephone Enterprises,
  Inc.*..................................        772,000      32,617,000
Commonwealth Telephone Enterprises,
  Inc. -- Class B*.......................         14,000         616,000
General Motors Corporation -- Class H*...        250,000       5,062,500
IDT Corporation..........................         25,000         337,500
IDT Corporation -- Class B*..............         25,000         275,000
Liberty Livewire Corporation -- Class
  A*.....................................        272,043       2,380,376
Liberty Satellite & Technology, Inc. --
  Class A*...............................        364,000         928,200

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                               SHARES          VALUE
------------------------------------------------------------------------
INFRASTRUCTURE -- (CONTINUED)
Lynch Corporation*.......................         15,400    $    449,372
Lynch Interactive Corporation*...........        166,090      10,465,331
Millicom International Cellular S.A.*....         72,000       1,807,200
RCN Corporation*.........................      1,470,000       8,070,300
SBS Broadcasting S.A.*...................        105,200       2,708,900
SunGard Data Systems, Inc.*..............            200           6,002
Sunshine PCS Corporation -- Class A*.....        149,890         464,659
Tele2 AB -- ADR*.........................         48,000       1,516,800
Telephone and Data Systems, Inc. ........        286,000      31,102,500
The Kroll-O'Gara Company*................      1,170,000      11,068,200
Thermo Electron Corporation*.............        116,000       2,554,320
Vimpel-Communications ADR*...............        150,000       2,461,500
                                                            ------------
                                                             114,891,660
                                                            ------------
INTERNET TECHNOLOGY/HARDWARE -- 0.8%+
Mercury Computer Systems, Inc.*..........         67,200       2,963,520
                                                            ------------
INTERNET TECHNOLOGY/SOFTWARE -- 22.1%+
BARRA, Inc.*.............................        292,000      11,431,800
Cognizant Technology Solutions
  Corporation*...........................        205,000       8,702,250
Gemstar TV Guide International, Inc.*....        300,000      12,780,000
IMS Health Incorporated..................      1,830,000      52,155,000
Pixar, Inc.*.............................         40,000       1,632,000
                                                            ------------
                                                              86,701,050
                                                            ------------
MEDIA CONTENT -- 19.2%+
AT&T Corp. -- Liberty Media Group --
  Class A*...............................      3,600,000      62,964,000
AT&T Corp. -- Liberty Media Group --
  Class B*...............................          4,000          72,600
Cablevision Systems
  Corporation -- Rainbow Media Group*....         80,000       2,064,000
Crown Media Holdings, Inc. -- Class A....         80,000       1,484,000
Hoover's, Inc.*..........................          3,000          14,250
MarketWatch.com, Inc.*...................        250,000         617,500
Penton Media, Inc. ......................        150,100       2,626,750

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                               SHARES          VALUE
------------------------------------------------------------------------
MEDIA CONTENT -- (CONTINUED)
The Washington Post Company -- Class B...         10,000    $  5,740,000
                                                            ------------
                                                              75,583,100
                                                            ------------
VENTURE CAPITAL -- 0.4%+
Safeguard Scientifics, Inc.*.............        100,000         514,000
Tredegar Corporation.....................         65,000       1,244,750
                                                            ------------
                                                               1,758,750
                                                            ------------
TOTAL COMMON STOCK
  (cost $386,513,890)....................                    300,419,751
                                                            ------------

PREFERRED STOCKS -- 0.0%+
------------------------------------------------------------------------
ACCESS/BROADBAND -- 0.0%+
UnitedGlobalCom, Inc., CLB, 7.000%,
  12/31/2049.............................         10,000         102,500
                                                            ------------
ENTERTAINMENT -- 0.0%+
Marvel Enterprises, Inc., CLB, 8.000%,
  10/01/11...............................         10,404          33,813
                                                            ------------
TOTAL PREFERRED STOCKS
  (cost $236,323)........................                        136,313
                                                            ------------

                                              PRINCIPAL
CORPORATE BONDS -- 1.1%+                       AMOUNT
------------------------------------------------------------------------
ACCESS/BROADBAND -- 0.0%+
UnitedGlobalCom, Inc., CLB, 0.000%,
  2/15/2008(+)...........................    $ 1,500,000         502,500
                                                            ------------
INFRASTRUCTURE -- 0.3%+
SBS Broadcasting S.A., CLB, 7.000%,
  12/1/2004..............................      1,000,000       1,008,750
                                                            ------------
TELECOMMUNICATIONS -- 0.7%+
Level 3 Communications, Inc., CLB,
  0.000%, 3/15/2010(+)...................      6,700,000       1,407,000
RCN Corporation, CLB, 10.000%,
  10/15/2007.............................      1,500,000         630,000

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                              PRINCIPAL
CORPORATE BONDS -- 1.1%+                       AMOUNT          VALUE
------------------------------------------------------------------------
TELECOMMUNICATIONS -- (CONTINUED)
RCN Corporation, CLB, 0.000%,
  10/15/2007(+)..........................    $   705,000    $    211,500
RCN Corporation, CLB, 0.000%,
  7/1/2008(+)............................      2,000,000         540,000
                                                            ------------
                                                               2,788,500
                                                            ------------
TOTAL CORPORATE BONDS
  (cost $4,761,836)......................                      4,299,750
                                                            ------------

CORPORATE BONDS --
CONVERTIBLE -- 3.3%+
------------------------------------------------------------------------
INFRASTRUCTURE -- 0.2%+
NTL Incorporated, CLB, 5.7500%,
  12/15/2009.............................    $ 2,000,000         655,000
                                                            ------------
TELECOMMUNICATIONS -- 0.3%+
Level 3 Communications, Inc., CLB,
  6.000%, 03/15/2010.....................      4,600,000       1,046,500
                                                            ------------
VENTURE CAPITAL -- 2.8%+
Safeguard Scientifics, Inc., CLB, 5.000%,
  06/15/2006.............................     18,700,000      11,033,000
                                                            ------------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $16,443,833).....................                     12,734,500
                                                            ------------

PUT OPTIONS PURCHASED -- 0.0%+                CONTRACTS
------------------------------------------------------------------------
eBAY, Inc.
  Expiring January 2004 at $30.00........             50          26,500
                                                            ------------
Gemstar TV Guide International, Inc.
  Expiring November 2001 at $20.00.......            200          12,000
                                                            ------------
TOTAL PUT OPTIONS
  (cost $55,375).........................                         38,500
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                              PRINCIPAL
                                               AMOUNT
SHORT-TERM INVESTMENTS -- 18.4%+              OR SHARES        VALUE
------------------------------------------------------------------------
DISCOUNT NOTES -- 15.2%+
Federal Home Loan Bank Discount Note,
  3.500%, 07/02/01.......................    $59,762,000    $ 59,755,775
                                                            ------------
INVESTMENT COMPANIES -- 3.2%+
Firstar Institutional Money Market
  Fund...................................     12,510,740      12,510,740
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $72,266,515).....................                     72,266,515
                                                            ------------
TOTAL INVESTMENTS -- 99.3%+
  (COST $480,277,771)....................                   $389,895,329
                                                            ============

------------------
* -- Non-income producing security
+  -- Calculated as a percentage of net assets.
ADR -- American Depository Receipts.
1 -- All or a portion of the shares have been committed as collateral for written option contracts.
2 -- Illiquid Security not readily convertible into cash, that is not actively traded, and would be difficult to sell in a current sale.
(+) -- Variable rate security. The rate listed is as of June 30, 2001.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited)

COMMON STOCKS -- 59.9%+                           SHARES        VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 3.9%+
Nucentrix Broadband Networks, Inc.*.........        12,000    $   93,000
Sirius Satellite Radio, Inc.*...............         1,400        17,066
UTStarcom, Inc.*............................         2,800        65,240
XM Satellite Radio Holdings, Inc. -- Class
  A*........................................         1,700        27,540
                                                              ----------
                                                                 202,846
                                                              ----------
BUSINESS SERVICES -- 0.6%+
NetRatings, Inc.*...........................         2,000        28,800
                                                              ----------
FINANCE -- 5.2%+
Actrade Financial Technologies, Ltd.........         5,300       125,292
Tremont Advisors, Inc. -- Class B*..........         7,100       142,000
                                                              ----------
                                                                 267,292
                                                              ----------
INFRASTRUCTURE -- 21.9%+
Axcelis Technologies, Inc.*.................           200         2,960
Commonwealth Telephone Enterprises, Inc.*...         2,200        92,950
Global Light Telecommunications, Inc.*......        34,000        75,820
IDT Corporation.............................        10,000       135,000
IDT Corporation -- Class B*.................        10,000       110,000
ITXC Corporation*...........................         4,500        31,500
Liberty Digital, Inc. -- Class A*...........         4,100        24,969
Liberty Livewire Corporation -- Class A*....         4,200        36,750
Lynch Interactive Corporation*..............         6,000       378,060
Nextel Partners, Inc. -- Class A*...........           250         3,880
RADWARE, Ltd.*..............................         3,900        70,395
RCN Corporation*............................         5,000        27,450
Sunrise Telecom Incorporated*...............         7,000        41,650
Sunshine PCS Corporation -- Class A*........         6,000        18,600
The Kroll-O'Gara Company*...................         5,800        54,868
Tioga Technologies, Ltd.*...................         3,500         2,625
Vertex Interactive, Inc.*...................        10,000        20,200
                                                              ----------
                                                               1,127,677
                                                              ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                                  SHARES        VALUE
------------------------------------------------------------------------
INTERNET TECHNOLOGY/HARDWARE -- 2.6%+
Amkor Technology, Inc.*.....................         2,500    $   55,250
CompuCom Systems, Inc.*.....................        12,200        32,940
Legend Holdings Limited ADR.................         4,000        44,874
                                                              ----------
                                                                 133,064
                                                              ----------
INTERNET TECHNOLOGY/SOFTWARE -- 0.4%+
Entrust, Inc.*..............................         1,900        13,471
Primus Knowledge Solutions, Inc.*...........         1,000         5,990
                                                              ----------
                                                                  19,461
                                                              ----------
VENTURE CAPITAL -- 25.3%+
Ampal-American Israel Corporation -- Class
  A*........................................        17,800       107,690
Interactive Data Corporation................        60,000       540,000
London Pacific Group Limited ADR............        28,000       164,640
Micro General Corporation...................        12,800       209,920
Nextera Enterprises, Inc. -- Class A*.......         8,800         4,048
RoboGroup T.E.K., Ltd.*++...................        45,000        64,350
Safeguard Scientifics, Inc.*................         4,500        23,130
Tredegar Corporation........................        10,000       191,500
                                                              ----------
                                                               1,305,278
                                                              ----------
TOTAL COMMON STOCK
  (cost $6,567,153).........................                   3,084,418
                                                              ----------
                                                PRINCIPAL
SHORT-TERM INVESTMENTS -- 40.8%+                  AMOUNT
------------------------------------------------------------------------
DISCOUNT NOTES -- 24.2%+
Federal Home Loan Bank Discount Note,
  3.5000%, 7/02/2001........................    $1,246,000    $1,245,870
                                                              ----------
VARIABLE RATE DEMAND NOTES** -- 16.6%+
American Family, 3.3610%....................       213,324       213,324
Firstar Bank, N.A., 3.5000%.................       213,178       213,178

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

SHORT-TERM INVESTMENTS -- 40.8%+ --             PRINCIPAL
(CONTINUED)                                       AMOUNT        VALUE
------------------------------------------------------------------------
Wisconsin Corporate Central Credit Union,
  3.4200%...................................    $  212,682    $  212,682
Wisconsin Electric Power Company, 3.3610%...       213,679       213,679
                                                              ----------
                                                                 852,863
                                                              ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $2,098,733).........................                   2,098,733
                                                              ----------
TOTAL INVESTMENTS -- 100.7%+
  (COST $8,665,885).........................                  $5,183,151
                                                              ==========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.
ADR -- American Depository Receipts.
+  -- Calculated as a percentage of net assets.
++ -- Illiquid Security. Not readily convertible into cash, that is not actively traded and would be difficult to sell in a current sale.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET INFRASTRUCTURE PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited)

COMMON STOCKS -- 73.5%+                          SHARES     VALUE
--------------------------------------------------------------------
ACCESS/BROADBAND -- 16.7%+
Advanced Radio Telecom Corporation*...........     9,900  $       --
Cablevision Systems Corporation -- Class A*...    12,000     702,000
Charter Communications, Inc. -- Class A*......     9,075     211,902
Comcast Corporation -- Class A*...............     1,500      64,424
Cox Communications, Inc. -- Class A*..........     1,350      59,805
Rogers Communications, Inc. -- Class B*.......    12,700     192,405
UnitedGlobalCom, Inc. -- Class A*.............    14,600     126,290
                                                          ----------
                                                           1,356,826
                                                          ----------
CELLULAR COMMUNICATIONS -- 8.2%+
CenturyTel, Inc. .............................    11,000     333,300
Price Communications Corporation*.............    16,500     333,135
                                                          ----------
                                                             666,435
                                                          ----------
E-COMMERCE -- 4.7%+
Ritchie Bros. Auctioneers Incorporated*.......    14,000     385,000
                                                          ----------
INFRASTRUCTURE -- 42.0%+
ALLTEL Corporation............................     4,000     245,040
Commonwealth Telephone Enterprises, Inc.*.....    22,000     929,500
General Motors Corporation -- Class H*........    32,000     648,000
Hector Communications Corporation*............     2,000      25,400
Lynch Interactive Corporation*................     3,300     207,933
Millicom International Cellular S.A.*.........     2,000      50,200
NTL Incorporated*.............................     2,000      24,100
Qwest Communications International, Inc.......       458      14,597
RCN Corporation*..............................    10,000      54,900
SBC Communications, Inc. .....................    10,000     400,600
Sprint Corporation*...........................     2,000      48,300
Tele2 AB -- ADR*..............................     4,000     126,400
Telephone and Data Systems, Inc. .............     6,000     652,500
                                                          ----------
                                                           3,427,470
                                                          ----------
MEDIA CONTENT -- 1.9%+
Cablevision Systems Corporation-Rainbow Media
  Group*......................................     6,000     154,800
                                                          ----------
TOTAL COMMON STOCK
  (cost $8,442,309)...........................             5,990,531
                                                          ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET INFRASTRUCTURE PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                                PRINCIPAL
CORPORATE BONDS -- 0.3%+                         AMOUNT      VALUE
---------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.3%+
Level 3 Communications, Inc., CLB, 0.000%,
  3/15/2010(+)
  (cost $21,500)..............................  $100,000   $   21,000
                                                           ----------
CORPORATE BONDS -- CONVERTIBLE -- 0.7%+
---------------------------------------------------------------------
VENTURE CAPITAL -- 0.7%+
Safeguard Scientifics, Inc., CLB, 5.000%,
  6/15/2006
  (cost $58,250)..............................   100,000       59,000
                                                           ----------
SHORT-TERM INVESTMENTS -- 23.9%+
---------------------------------------------------------------------
DISCOUNT NOTES -- 9.1%+
Federal Home Loan Bank Discount Note, 3.5000%,
  7/02/2001...................................   739,000      738,923
                                                           ----------
VARIABLE RATE DEMAND NOTES ** -- 14.8%+
American Family, 3.3610%......................   315,486      315,486
Firstar Bank, N.A., 3.5000%...................   317,432      317,432
Wisconsin Corporate Central Credit Union,
  3.4200%.....................................   258,310      258,310
Wisconsin Electric Power Company, 3.3610%.....   318,913      318,913
                                                           ----------
                                                            1,210,141
                                                           ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,949,064)...........................              1,949,064
                                                           ----------
TOTAL INVESTMENTS -- 98.4%
  (COST $10,471,123)..........................             $8,019,595
                                                           ==========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.
ADR -- American Depository Receipts.
+ -- Calculated as a percentage of net assets.
(+) -- Variable rate security. The rate listed is as of June 30, 2001.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited)

COMMON STOCKS -- 88.1%+                            SHARES        VALUE
-------------------------------------------------------------------------
BRAZIL -- 9.8%+
-------------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 9.8%+
Tele Celular Sul Participacoes S.A. ADR.......       5,000     $  101,000
Tele Centro Oeste Celular Participacoes S.A.
  ADR.........................................      20,000        173,000
Tele Leste Celular Participacoes S.A. ADR*....       3,000        120,600
Tele Nordeste Celular Participacoes S.A.
  ADR.........................................       2,000         65,200
Tele Norte Celular Participacoes S.A. ADR.....       5,000        135,000
Telemig Celular Participacoes S.A. ADR........       1,200         49,560
Telesp Celular Participacoes S.A. ADR.........       5,000         75,750
                                                               ----------
  Total Brazil................................                    720,110
                                                               ----------
CANADA -- 12.8%+
-------------------------------------------------------------------------
ACCESS/BROADBAND -- 1.4%+
Rogers Communications, Inc. -- Class B*.......       6,425         97,339
                                                               ----------
MEDIA CONTENT -- 4.3%+
Corus Entertainment, Inc. -- Class B*.........      13,764        317,948
                                                               ----------
TELEPHONE -- INTEGRATED -- 7.1%+
BCE, Inc......................................      20,000        526,000
                                                               ----------
  Total Canada................................                    941,287
                                                               ----------

CHINA -- 0.7%+
-------------------------------------------------------------------------
ACCESS/BROADBAND -- 0.2%+
i-CABLE Communications Limited ADR*...........       1,600         17,120
                                                               ----------
BROADCAST SERVICE/PROGRAM -- 0.5%+
Television Broadcasts Limited ADR.............       4,000         33,643
                                                               ----------
  Total China.................................                     50,763
                                                               ----------

FINLAND -- 0.1%+
-------------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 0.1%+
Sonera Oyj ADR................................       1,000          7,800
                                                               ----------
  Total Finland...............................                      7,800
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

FRANCE -- 2.2%+                                    SHARES        VALUE
-------------------------------------------------------------------------
ACCESS/BROADBAND -- 2.1%+
Vivendi Universal S.A. ADR....................       2,680     $  155,440
                                                               ----------
BROADCAST SERVICE/PROGRAM -- 0.1%+
Groupe AB S.A. ADR............................         100          1,750
Canal Plus ADR................................       6,700          4,005
                                                               ----------
                                                                    5,755
                                                               ----------
  Total France................................                    161,195
                                                               ----------

ISRAEL -- 0.9%+
-------------------------------------------------------------------------
VENTURE CAPITAL -- 0.9%+
RoboGroup T.E.K., Ltd.*(2)....................      45,000         64,350
                                                               ----------
  Total Israel................................                     64,350
                                                               ----------

ITALY -- 2.4%+
-------------------------------------------------------------------------
TELEPHONE -- INTEGRATED -- 2.4%+
Telecom Italia SPA ADR........................       2,000        176,000
                                                               ----------
PUBLISHING -- 0.0%+
Seat Pagine Gialle SPA*++.....................       1,400          1,733
                                                               ----------
  Total Italy.................................                    177,733
                                                               ----------

LUXEMBOURG -- 1.4%+
-------------------------------------------------------------------------
INFRASTRUCTURE -- 1.4%+
Millicon International Cellular S.A.*.........       4,000        100,400
                                                               ----------
  Total Luxembourg............................                    100,400
                                                               ----------

MEXICO -- 7.6%+
-------------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 0.0%+
Grupo Iusacell S.A. de C.V. ADR*..............         100            691
                                                               ----------
MEDIA CONTENT -- 7.6%+
Grupo Televisa S.A. GDR*......................      14,000        560,140
                                                               ----------
  Total Mexico................................                    560,831
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

PORTUGAL -- .2%+                                   SHARES        VALUE
-------------------------------------------------------------------------
TELEPHONE INTEGRATED -- 0.2%+
Portugal Telecom S.A. ADR.....................       2,040     $   14,096
                                                               ----------
  Total Portugal..............................                     14,096
                                                               ----------

RUSSIA -- 7.4%+
-------------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 7.4%+
Mobile Telesystems ADR*.......................      20,000        548,000
                                                               ----------
  Total Russia................................                    548,000
                                                               ----------

SPAIN -- 3.0%+
-------------------------------------------------------------------------
TELEPHONE -- INTEGRATED -- 3.0%+
Telefonica S.A. ADR*..........................       6,000        223,440
                                                               ----------
  Total Spain.................................                    223,440
                                                               ----------

SWEDEN -- 7.8%+
-------------------------------------------------------------------------
INFRASTRUCTURE -- 6.4%+
Tele2 AB -- ADR*..............................      15,000        474,000
                                                               ----------
MEDIA CONTENT -- 1.4%+
Modern Times Group MTG AB ADR*................         900        101,250
                                                               ----------
  Total Sweden................................                    575,250
                                                               ----------

SWITZERLAND -- 16.4%+
-------------------------------------------------------------------------
INVESTMENT COMPANIES -- 16.4%+
Pargesa Holding AG -- Class B.................         530      1,208,901
                                                               ----------
  Total Switzerland...........................                  1,208,901
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

UNITED KINGDOM -- 13.1%+                           SHARES        VALUE
-------------------------------------------------------------------------
ACCESS/BROADBAND -- 5.0%+
COLT Telecom Group PLC ADR*...................         500     $   14,000
Telewest Communications PLC ADR*..............      28,000        354,200
                                                               ----------
                                                                  368,200
                                                               ----------
CELLULAR COMMUNICATIONS -- 4.5%+
Vodafone Group PLC ADR(1).....................      15,000        335,250
                                                               ----------
FINANCIAL SERVICES -- 3.6%+
London Stock Exchange PLC.....................       5,000        263,713
                                                               ----------
  Total United Kingdom........................                    967,163
                                                               ----------

UNITED STATES -- 2.3%+
-------------------------------------------------------------------------
ACCESS/BROADBAND -- 1.6%+
UnitedGlobalCom, Inc. -- Class A*.............      14,000        121,100
                                                               ----------
INFRASTRUCTURE -- .7%+
NTL Incorporated*.............................       4,000         48,200
                                                               ----------
  Total United States.........................                    169,300
                                                               ----------
TOTAL COMMON STOCK
  (cost $11,246,936)..........................                  6,490,619
                                                               ----------

CORPORATE BONDS --CONVERTIBLE --                  PRINCIPAL
3.4%+                                              AMOUNT
-------------------------------------------------------------------------
INFRASTRUCTURE -- 3.4%+
SBS Broadcasting S.A., CLB, 7.000%, 12/01/2004
  (cost $211,555).............................    $250,000        252,189
                                                               ----------

PUT OPTIONS PURCHASED -- 1.8%+                    CONTRACTS
-------------------------------------------------------------------------
Vodafone Group PLC ADR
  Expiring January 2003 at $30.00 (cost
  $66,150)....................................         150        135,750
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                                  PRINCIPAL
VARIABLE RATE DEMAND NOTES -- 6.0%+**              AMOUNT        VALUE
-------------------------------------------------------------------------
American Family, 3.3610%......................    $163,867     $  163,867
Firstar Bank, NA, 3.5000%.....................     101,411        101,411
Wisconsin Corporate Central Credit Union,
  3.4200%.....................................      43,400         43,400
Wisconsin Electric Power Company, 3.3610%.....     131,278        131,278
                                                               ----------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $439,957).............................                    439,956
                                                               ----------
TOTAL INVESTMENTS -- 99.3%+
  (COST $11,964,597)..........................                 $7,318,514
                                                               ==========

------------------
* -- Non-income producing security.
ADR -- American Depository Receipts.
GDR -- Global Depository Receipts.
+ -- Calculated as a percentage of Net Assets.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.
++ -- Fair Valued Security.
1 -- All or a portion of the shares have been committed as collateral or written option contracts.
2 -- Illiquid Security. Not readily convertible into cash, that is not actively traded, and would be difficult to sell in a current sale.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited)

COMMON STOCKS -- 79.1%+                          SHARES     VALUE
--------------------------------------------------------------------
ADVERTISING/MARKETING -- 1.1%+
Harte-Hanks, Inc. ............................     1,000  $   24,760
The Interpublic Group of Companies, Inc. .....     1,400      41,090
                                                          ----------
                                                              65,850
                                                          ----------
E-COMMERCE -- 1.0%+
Valassis Communications, Inc.*................     1,800      64,440
                                                          ----------
FINANCIAL SERVICES -- 8.5%+
Bank of Bermuda, Ltd.*........................     1,200      62,400
Federal Agricultural Mortgage Corporation --
  Class C *...................................     4,000     127,920
Fifth Third Bancorp...........................       450      27,023
Investor AB -- Class B........................     8,000     101,787
Jefferies Group, Inc. ........................     1,200      38,880
LaBranche & Co. Inc.*.........................       200       5,800
Moody's Corporation...........................       400      13,400
The Dun & Bradstreet Corporation*.............     1,800      50,760
The Goldman Sachs Group, Inc.(1) .............     1,200     102,960
                                                          ----------
                                                             530,930
                                                          ----------
HOLDING COMPANIES -- 20.3%+
Berkshire Hathaway, Inc. -- Class B*..........       160     368,000
Groupe Bruxelles Lambert S.A..................    12,800     717,372
Pargesa Holding AG -- Class B.................        30      68,428
Power Corporation of Canada...................     4,800     110,701
Velcro Industries N.V.*.......................     1,000      10,775
                                                          ----------
                                                           1,275,276
                                                          ----------
INFRASTRUCTURE -- 0.8%+
Lynch Interactive Corporation*................       800      50,408
                                                          ----------
MEDIA CONTENT -- 13.2%+
Dow Jones & Company, Inc......................       100       5,971
Meredith Corporation..........................     5,750     205,908
Pearson PLC ADR...............................     1,175      20,011
The E.W. Scripps Company -- Class A...........     4,200     289,800
The News Corporation Limited ADR..............     1,000      37,150
The New York Times Company -- Class A.........       600      25,200

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                                 SHARES     VALUE
--------------------------------------------------------------------
MEDIA CONTENT -- 13.2%+ -- (CONTINUED)
The Walt Disney Company*......................     1,850  $   53,447
The Washington Post Company -- Class B........       300     172,200
Tribune Company...............................       525      21,005
                                                          ----------
                                                             830,692
                                                          ----------
MINING -- 1.1%+
Anglo American PLC -- ADR.....................       400       5,988
Franco-Nevada Mining Corporation, Ltd. .......     4,800      61,581
                                                          ----------
                                                              67,569
                                                          ----------
PROPERTY/CASUALTY INSURANCE -- 28.3%+
Alleghany Corporation*........................     2,240     454,720
Leucadia National Corporation*................     9,000     292,050
Markel Corporation*...........................       100      19,650
Wesco Financial Corporation...................     1,400     487,060
White Mountains Insurance Group, Ltd. ........     1,200     451,500
                                                          ----------
                                                           1,780,230
                                                          ----------
REAL ESTATE DEVELOPMENT -- 4.8%+
Forest City Enterprises, Inc. -- Class A......       300      16,500
Trizec Hahn Corporation.......................     8,000     145,520
Vornado Realty Trust..........................     3,600     140,544
                                                          ----------
                                                             302,564
                                                          ----------
TOTAL COMMON STOCK
  (cost $4,520,474)...........................             4,967,959
                                                          ----------
                                                PRINCIPAL
CORPORATE CONVERTIBLE BONDS -- 2.6%+             AMOUNT
---------------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 2.6%+
Trizec Hahn Corporation, CLB, 3.000%,
  01/29/2021
  (cost $167,353).............................  $300,000      167,250
                                                           ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

PUT OPTIONS PURCHASED -- 0.2%+                               CONTRACTS       VALUE
--------------------------------------------------------------------------------------
The Walt Disney Company
  Expiring January 2003 at $35.00
  (cost $10,638)..........................................           18  $      14,400
                                                                         -------------
                                                             PRINCIPAL
SHORT-TERM INVESTMENTS -- 25.0%+                              AMOUNT
--------------------------------------------------------------------------------------
DISCOUNT NOTES -- 13.6%+
Federal Home Loan Bank Discount Note, 3.5000%,
  7/02/2001...............................................     $850,000        849,911
                                                                         -------------
VARIABLE RATE DEMAND NOTES** -- 11.4%+
American Family, 3.3610%..................................      178,595        178,595
Firstar Bank, N.A., 3.5000%...............................      180,843        180,843
Wisconsin Corporate Central Credit Union, 3.4200%.........      179,901        179,901
Wisconsin Electric Power Company, 3.3610%.................      178,921        178,921
                                                                         -------------
                                                                               718,260
                                                                         -------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,568,171).......................................                   1,568,171
                                                                         -------------
TOTAL INVESTMENTS -- 106.9%+
  (COST $6,266,636).......................................               $   6,717,780
                                                                         =============

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.
ADR -- American Depository Receipts.
+ -- Calculated as a percentage of Net Assets.
1 -- All or a portion of the shares have been committed as collateral for written option contracts.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited)

COMMON STOCKS -- 89.4%+                          SHARES         VALUE
------------------------------------------------------------------------
BIOMEDICAL -- 33.8%+
Amgen, Inc.*...............................        28,000    $ 1,699,040
AVAX Technologies, Inc.*...................        50,000         45,000
Biogen, Inc.*..............................        24,000      1,304,640
Biomira, Inc.*.............................        37,000        266,030
Bio-Technology General Corporation*........        33,000        432,300
Cell Genesys, Inc.*........................         6,225        127,613
Cell Pathways, Inc.*.......................         8,000         50,640
Chiron Corporation*........................        33,000      1,683,000
deCODE GENETICS, Inc. .....................         5,000         61,550
EntreMed, Inc.*............................        11,000        176,000
Genentech, Inc.*...........................        26,480      1,459,048
Genzyme Corporation*.......................        39,000      2,379,000
Genzyme Molecular Oncology*................        17,000        230,350
Human Genome Sciences, Inc.*...............        15,000        903,750
IDEC Pharmaceuticals Corporation*..........        38,000      2,572,220
ILEX Oncology, Inc.*.......................        22,000        657,800
ImClone Systems Incorporated*..............         1,650         87,120
Immunex Corporation*.......................        20,000        355,000
Medarex, Inc.*.............................         4,000         94,000
Millennium Pharmaceuticals, Inc.*..........        18,296        650,972
NeoRx Corporation*.........................        27,000         81,270
Onyx Pharmaceuticals, Inc.*................        12,000        144,120
Progenics Pharmaceuticals, Inc.*...........         3,200         61,152
Protein Design Labs, Inc.*.................         1,000         86,760
Ribozyme Pharmaceuticals, Inc.*............        10,000        100,000
Schering AG ADR............................         7,000        365,050
SuperGen, Inc.*............................         8,000        117,840
Targeted Genetics Corporation*.............        29,000        188,500
Tularik, Inc.*.............................         1,000         25,830
Vical Incorporated*........................         5,500         76,890
                                                             -----------
                                                              16,482,485
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

COMMON STOCKS --
89.4%+ -- (CONTINUED)                            SHARES         VALUE
------------------------------------------------------------------------
MEDICAL LABS/TESTING SERVICES -- 2.2%+
IMPATH, Inc.*..............................        24,000    $ 1,063,200
                                                             -----------
PHARMACEUTICALS -- 53.4%+
Abbott Laboratories........................        37,000      1,776,370
American Home Products Corporation.........        24,900      1,455,156
Aronex Pharmaceuticals, Inc.*..............        15,000         16,500
AstraZeneca Group PLC ADR..................        24,000      1,122,000
Aventis S.A. ADR...........................        18,000      1,438,020
Bristol-Myers Squibb Company...............        33,000      1,725,900
Corixa Corporation*........................        16,006        273,222
Elan Corporation PLC ADR*..................        31,935      1,948,035
Eli Lilly and Company......................        21,000      1,554,000
GlaxoSmithKline PLC ADR....................        24,673      1,386,622
Johnson & Johnson..........................        60,460      3,023,000
MedImmune, Inc.*...........................        22,500      1,062,000
Merck & Co., Inc. .........................        22,000      1,406,020
MGI Pharma, Inc.*..........................        19,000        237,500
Novartis AG ADR............................        52,000      1,879,800
Pfizer, Inc. ..............................        45,000      1,802,250
Pharmacia Corporation......................        29,539      1,357,317
Roche Holding AG ADR.......................        18,000      1,296,909
Schering-Plough Corporation................        36,000      1,304,640
                                                             -----------
                                                              26,065,261
                                                             -----------
TOTAL COMMON STOCK
  (cost $40,146,720).......................                   43,610,946
                                                             -----------

RIGHTS -- 0.0%+
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 0.0%+
Elan Corporation, PLC*# (cost $0)..........        31,000          7,130
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

PUT OPTIONS PURCHASED -- 2.4%+                 CONTRACTS        VALUE
------------------------------------------------------------------------
Abbott Laboratories
  Expiring January 2002 at $35.00..........           240    $    12,600
Abbott Laboratories
  Expiring January 2002 at $45.00..........           130         34,125
ALZA Corporation
  Expiring January 2002 at $37.50..........           360         15,300
AstraZeneca Group PLC ADR
  Expiring July 2001 at $45.00.............           240         13,800
Aventis S.A. ADR
  Expiring July 2001 at $70.00.............            80            800
Biogen, Inc.
  Expiring January 2002 at $50.00..........           240        135,600
Chiron Corporation
  Expiring January 2002 at $35.00..........           150         18,375
Chiron Corporation
  Expiring January 2002 at $47.50..........           180         83,700
Eli Lilly and Company
  Expiring January 2002 at $70.00..........            30         14,700
Eli Lilly and Company
  Expiring January 2002 at $75.00..........            40         28,200
Eli Lilly and Company
  Expiring January 2002 at $80.00..........            60         58,500
Eli Lilly and Company
  Expiring January 2002 at $85.00..........            10         12,200
Genzyme Corporation
  Expiring January 2002 at $42.50..........           180         36,450
Genzyme Corporation
  Expiring January 2002 at $47.50..........           200         66,000
IDEC Pharmaceuticals Corporation
  Expiring July 2001 at $60.00.............            60         12,600

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

PUT OPTIONS PURCHASED --
2.4%+ -- (CONTINUED)                           CONTRACTS        VALUE
------------------------------------------------------------------------
Johnson & Johnson
  Expiring July 2001 at $45.00.............           120    $     1,800
Johnson & Johnson
  Expiring January 2002 at $45.00..........           220         39,050
Merck & Co., Inc.
  Expiring January 2002 at $75.00..........            80         92,800
Merck & Co., Inc.
  Expiring January 2002 at $85.00..........            60        126,900
Pfizer, Inc.
  Expiring January 2002 at $35.00..........            30          4,500
Pfizer, Inc.
  Expiring January 2002 at $45.00..........            40         21,600
Schering-Plough Corporation
  Expiring August 2001 at $50.00...........           100        139,500
Schering-Plough Corporation
  Expiring January 2002 at $50.00..........           130        183,300
                                                             -----------
TOTAL PUT OPTIONS
  (cost $1,401,217)........................                    1,152,400
                                                             -----------

                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 9.6%+                  AMOUNT
------------------------------------------------------------------------
DISCOUNT NOTES -- 2.0%+
Federal Home Loan Bank Discount Note,
  3.5000%, 7/02/2001.......................    $  997,000        996,896
                                                             -----------
VARIABLE RATE DEMAND NOTES** -- 7.6%+
American Family, 3.3610%...................       407,200        407,200
Firstar Bank, N.A., 3.5000%................     1,903,331      1,903,332

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

SHORT-TERM INVESTMENTS --                      PRINCIPAL
9.6%+ -- (CONTINUED)                             AMOUNT         VALUE
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** -- 7.6%+ (CONTINUED)
Wisconsin Corporate Central Credit Union,
  3.4200%..................................       294,702    $   294,702
Wisconsin Electric Power Company,
  3.3610%(1)...............................     1,074,174      1,074,174
                                                             -----------
                                                               3,679,408
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $4,676,304)........................                    4,676,304
                                                             -----------
TOTAL INVESTMENTS -- 101.4%+
  (COST $46,224,241).......................                  $49,446,780
                                                             ===========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30 2001.
ADR -- American Depository Receipts.
# -- Contingent value right(contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.
1 -- All or a portion of the shares have been committed as collateral for written option contracts.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MIDDLE EAST GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited)

COMMON STOCKS -- 52.1%+                            SHARES    VALUE
--------------------------------------------------------------------
CYPRUS -- 0.7%+
--------------------------------------------------------------------
TRANSPORTATION -- 0.7%+
A.C.L.N. Limited*...............................        50    $1,558
                                                            --------
  Total Cyprus..................................               1,558
                                                            --------
EGYPT -- 13.3%+
--------------------------------------------------------------------
BREWERY -- 8.8%+
Al Ahram Beverages Company, S.A.E. GDR*.........     1,700    19,678
                                                            --------
CONSTRUCTION -- 1.8%+
Orascom Construction Industries*................       500     4,017
                                                            --------
FINANCE -- INVESTMENT BANKING -- 1.4%+
EFG-Hermes Holding, S.A.E. GDR++................       600     2,985
                                                            --------
TELECOMMUNICATION EQUIPMENT -- 1.3%+
Orascom Telecommunications GDR*++...............     1,000     2,900
                                                            --------
  Total Egypt...................................              29,580
                                                            --------
ISRAEL -- 15.5%+
--------------------------------------------------------------------
CABLE TV -- 1.1%+
Matav-Cable Systems Media, Ltd. ADR.............       150     2,370
                                                            --------
COMMERCIAL BANKS -- 2.7%+
Bank Hapoalim Ltd. .............................     2,500     6,127
                                                            --------
DIVERSIFIED OPERATIONS -- 2.7%+
The Israel Land Development Company, Ltd. ADR...       300     6,000
                                                            --------
ELECTRONIC COMPONENTS -- 0.8%+
Elron Electronic Industries Limited.............       100     1,300
RADA Electronic Industries Limited*.............       240       492
                                                            --------
                                                               1,792
                                                            --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MIDDLE EAST GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                                   SHARES    VALUE
--------------------------------------------------------------------
INVESTMENT COMPANIES -- 7.9%+
Discount Investment Corporation*................       300    $8,417
IDB Development Corporation, Ltd.*..............       361     9,133
                                                            --------
                                                              17,550
                                                            --------
VENTURE CAPITAL -- 0.3%+
RoboGroup T.E.K., Ltd.*(2)......................       539       771
                                                            --------
  Total Israel..................................              34,610
                                                            --------
JORDAN -- 1.0%+
--------------------------------------------------------------------
TRANSPORTATION -- 1.0%+
Aramex International Limited *..................       200     2,224
                                                            --------
  Total Jordan..................................               2,224
                                                            --------
LEBANON -- 20.6%+
--------------------------------------------------------------------
COMMERCIAL BANKS -- 11.3%+
Banque Audi GDR.................................       400     4,480
Banque du Liban et d' Outre-Mer S.A.L. GDR......     1,050    20,737
                                                            --------
                                                              25,217
                                                            --------
REAL ESTATE DEVELOPMENT -- 9.3%+
SOLIDERE -- Class A*............................       900     4,950
SOLIDERE -- Class B*............................     2,745    15,784
                                                            --------
                                                              20,734
                                                            --------
  Total Lebanon.................................              45,951
                                                            --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MIDDLE EAST GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

MORROCCO -- 1.0%+                                  SHARES    VALUE
--------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 1.0%+
Omnium Nord Africain............................        25    $2,270
                                                            --------
  Total Morrocco................................               2,270
                                                            --------
TOTAL COMMON STOCK
  (cost $160,142)...............................             116,193
                                                            --------
                                                  PRINCIPAL
SHORT-TERM INVESTMENTS -- 51.5%+                     AMOUNT
---------------------------------------------------------------------
DISCOUNT NOTES -- 44.9%+
Federal Home Loan Bank Discount Note, 3.5000%,
  7/02/2001.....................................  $100,000     99,990
                                                             --------
VARIABLE RATE DEMAND NOTES ** -- 6.6%+
American Family, 3.3610%........................     2,889      2,889
Firstar Bank, N.A., 3.5000%.....................     3,929      3,929
Wisconsin Corporate Central Credit Union,
  3.4200%.......................................     3,616      3,616
Wisconsin Electric Power Company, 3.3610%.......     4,281      4,281
                                                             --------
                                                               14,715
                                                             --------
TOTAL SHORT-TERM INVESTMENTS
  (cost $114,705)...............................              114,705
                                                             --------
TOTAL INVESTMENTS -- 103.6%+
  (COST $274,847)...............................             $230,898
                                                             ========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.
ADR -- American Depository Receipts.
GDR -- Global Depository Receipts.
2 -- Illiquid Security. Not readily convertible into cash, that is not actively traded, and would be difficult to sell in a current sale.
+ -- Calculated as a percentage of net assets.
++ -- Fair valued security.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited)

COMMON STOCKS -- 82.5%+                            SHARES        VALUE
-------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 6.1%+
Herley Industries, Inc.*......................       3,000     $   53,100
Kaman Corporation -- Class A..................       2,000         35,400
Woodward Governor Company.....................       2,200        185,570
                                                               ----------
                                                                  274,070
                                                               ----------
APPAREL & TEXTILES -- 1.7%+
Galey & Lord, Inc.*...........................      12,500         25,000
Jos. A. Bank Clothiers, Inc.*.................      10,000         49,500
                                                               ----------
                                                                   74,500
                                                               ----------
BANKS -- 3.1%+
California Center Bank........................       6,516         80,864
Crusader Holding Corporation*.................       6,100         59,170
                                                               ----------
                                                                  140,034
                                                               ----------
BEVERAGES -- 4.0%+
Vermont Pure Holdings, Ltd.*..................      46,200        181,104
                                                               ----------
BROADCASTING/MEDIA -- 0.9%+
Radio Unica Corporation*......................      14,000         41,720
                                                               ----------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.7%+
Optimal Robotics Corporation*.................       2,000         76,000
                                                               ----------
COMPUTER SERVICES -- 1.6%+
iGATE Capital Corporation*....................      14,500         72,355
                                                               ----------
DIVERSIFIED OPERATIONS -- 2.1%+
ESCO Technologies, Inc.*......................       3,100         93,465
                                                               ----------
E-COMMERCE -- 0.2%+
VerticalNet, Inc.*............................       4,000          9,960
                                                               ----------
FILTRATION/PURIFICATION TECHNOLOGY -- 6.7%+
Calgon Carbon Corporation.....................       6,000         47,100
Ionics, Inc.*.................................       5,000        157,500
Osmonics, Inc.*...............................       7,000         96,600
                                                               ----------
                                                                  301,200
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

COMMON STOCKS --
82.5%+ -- (CONTINUED)                              SHARES        VALUE
-------------------------------------------------------------------------
FINANCE -- 7.1%+
Atlanta/Sosnoff Capital Corporation*..........      10,500     $  116,550
Clark/Bardes, Inc.*...........................       3,000         66,900
Knight Trading Group, Inc.*...................      13,000        138,970
                                                               ----------
                                                                  322,420
                                                               ----------
FOODS -- 9.7%+
Farmer Brothers Company.......................         300         69,900
Flowers Foods, Inc.*..........................       3,140         98,439
Pathmark Stores, Inc.*........................       8,000        196,800
Tasty Baking Company..........................       4,000         70,440
                                                               ----------
                                                                  435,579
                                                               ----------
INDUSTRIAL EQUIPMENT -- 2.4%+
AMETEK, Inc. .................................       2,000         61,100
Foster Wheeler Ltd. ..........................       5,000         45,250
                                                               ----------
                                                                  106,350
                                                               ----------
MEDIA CONTENT -- 3.5%+
ADVO, Inc.*...................................       4,000        136,600
NewsEdge Corporation*.........................      22,000         21,560
                                                               ----------
                                                                  158,160
                                                               ----------
NETWORKING PRODUCTS -- 1.5%+
Belden, Inc. .................................         800         21,400
Bel Fuse, Inc. -- Class B.....................       1,300         43,225
                                                               ----------
                                                                   64,625
                                                               ----------
OIL EXPLORATION & PRODUCTION -- 3.5%+
Chesapeake Energy Corporation*................      15,000        102,000
Grey Wolf, Inc.*..............................      14,000         56,000
                                                               ----------
                                                                  158,000
                                                               ----------
PAPER PRODUCTS -- 1.0%+
Pope & Talbot, Inc............................       3,500         45,185
                                                               ----------
REAL ESTATE -- 7.2%+
American Real Estate Partners, L.P.*..........      10,000         98,000
Excel Legacy Corporation*.....................      69,000        142,830

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

COMMON STOCKS --
82.5%+ -- (CONTINUED)                              SHARES        VALUE
-------------------------------------------------------------------------
REAL ESTATE -- 7.2%+ -- (CONTINUED)
Newhall Land & Farming Company, L.P...........       3,000     $   82,500
                                                               ----------
                                                                  323,330
                                                               ----------
RETAIL -- 4.9%+
Charming Shoppes, Inc.*.......................       9,000         54,000
NPC International, Inc.*......................       7,300         78,840
U.S. Vision, Inc.*............................      15,500         53,242
Water Pik Technologies, Inc.*.................       4,000         33,800
                                                               ----------
                                                                  219,882
                                                               ----------
TRANSPORTATION -- 5.7%+
OMI Corporation*..............................      10,000         56,100
Oshkosh Truck Corporation.....................       4,500        199,125
                                                               ----------
                                                                  255,225
                                                               ----------
UTILITY -- ELECTRIC -- 3.9%+
BayCorp Holdings, Ltd.*.......................       8,500         80,750
Green Mountain Power Corporation..............       6,000         95,760
                                                               ----------
                                                                  176,510
                                                               ----------
WATER SUPPLY -- 4.0%+
Philadelphia Suburban Corporation.............       7,000        178,500
                                                               ----------
TOTAL COMMON STOCK
  (cost $3,389,184)...........................                  3,708,174
                                                               ----------

                                                  PRINCIPAL
SHORT-TERM INVESTMENTS -- 18.7%+                   AMOUNT
-------------------------------------------------------------------------
DISCOUNT NOTES -- 4.8%+
Federal Home Loan Bank Discount Note 3.5000%,
  7/02/2001...................................    $217,000        216,977
                                                               ----------
VARIABLE RATE DEMAND NOTES** -- 13.9%+
American Family, 3.3610%......................     152,755        152,755
Firstar Bank, N.A., 3.5000%...................     158,311        158,311
Wisconsin Corporate Central Credit Union,
  3.4200%.....................................     156,055        156,055

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

SHORT-TERM INVESTMENTS --
18.7%+ -- (CONTINUED)                              SHARES        VALUE
-------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** -- 13.9%+ -- (CONTINUED)
Wisconsin Electric Power Company, 3.3610%.....     154,527     $  154,527
                                                               ----------
                                                                  621,648
                                                               ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $838,625).............................                    838,625
                                                               ----------
TOTAL INVESTMENTS -- 101.2%+
  (COST $4,227,809)...........................                 $4,546,799
                                                               ----------

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE ASIA TECHNOLOGY PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited)

COMMON STOCKS -- 95.2%+                             SHARES       VALUE
------------------------------------------------------------------------
CHINA -- 5.3%+
------------------------------------------------------------------------
ACCESS/BROADBAND -- 1.1%+
UTStarcom, Inc.*................................       100      $  2,330
                                                                --------
AUDIO/VIDEO PRODUCTS -- 1.3%+
TCL International Holdings Limited..............    15,000         2,827
                                                                --------
HOLDING COMPANIES -- 1.2%+
Digital China Holdings Limited*.................     5,000         2,612
                                                                --------
TELECOMMUNICATIONS -- 1.7%+
China Unicom Limited*...........................     2,000         3,475
                                                                --------
  Total China...................................                  11,244
                                                                --------

JAPAN -- 45.7%+
------------------------------------------------------------------------
APPLICATION SOFTWARE -- 9.1%+
Nippon System Development Company, Ltd..........       100         6,078
Oracle Corporation Japan........................       100        13,181
                                                                --------
                                                                  19,259
                                                                --------
AUDIO/VIDEO PRODUCTS -- 3.1%+
Sony Corporation................................       100         6,575
                                                                --------
AUTO PARTS & EQUIPMENT -- 4.5%+
NGK Spark Plug Company, Ltd.....................     1,000         9,381
                                                                --------
CHEMICALS -- DIVERSIFIED -- 4.1%+
Nitto Denko Corporation.........................       300         8,659
                                                                --------
COMMUNICATIONS SOFTWARE -- 2.9%+
Alpha Systems, Inc..............................       100         6,030
                                                                --------
ELECTRONICS -- 7.7%+
Hitachi, Ltd....................................     1,000         9,822
Sanyo Electric Co., Ltd.........................     1,000         6,318
                                                                --------
                                                                  16,140
                                                                --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE ASIA TECHNOLOGY PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

JAPAN -- 45.7%+ -- (CONTINUED)                      SHARES       VALUE
------------------------------------------------------------------------
OPTICAL SUPPLIES -- 3.0%+
HOYA Corporation................................       100      $  6,334
                                                                --------
SEMI-CONDUCTORS -- 11.3%+
Fujitsu Limited.................................     1,000        10,504
Shinko Electric Industries Company, Ltd.........       200         5,340
The Furukawa Electric Company, Ltd..............     1,000         7,978
                                                                --------
                                                                  23,822
                                                                --------
  Total Japan...................................                  96,200
                                                                --------

SINGAPORE -- 11.0%+
------------------------------------------------------------------------
COMPUTERS -- PERIPHERAL EQUIPMENT -- 2.4%+
Informatics Holdings Limited....................     4,000         2,283
TPV Technology Limited..........................    12,000         2,668
                                                                --------
                                                                   4,951
                                                                --------
ELECTRONICS -- 3.2%+
Venture Manufacturing Limited...................     1,000         6,641
                                                                --------
METAL PROCESSORS & FABRICATION -- 1.7%+
Beyonics Technology Limited*....................    27,000         3,631
                                                                --------
SEMI-CONDUCTORS -- 2.7%+
Elec & Eltek International Company Limited......     1,920         5,798
                                                                --------
TELECOMMUNICATIONS -- 1.0%+
Singapore Telecommunications Limited*...........     2,000         2,086
                                                                --------
  Total Singapore...............................                  23,107
                                                                --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE ASIA TECHNOLOGY PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                                    SHARES       VALUE
------------------------------------------------------------------------
SOUTH KOREA -- 15.1%+
------------------------------------------------------------------------
ELECTRONICS -- 11.3%+
NCsoft Corporation..............................        40      $  3,275
Samsung Electronics Company, Ltd. GDR*..........       200        15,650
Samsung SDI Company, Ltd. GDR*..................       400         4,821
                                                                --------
                                                                  23,746
                                                                --------
TELECOMMUNICATIONS -- 2.4%+
SK Telecom Company, Ltd. ADR*...................       300         5,070
                                                                --------
WIRELESS EQUIPMENT -- 1.4%+
Humax Company, Ltd..............................       200         2,937
                                                                --------
  Total South Korea.............................                  31,753
                                                                --------

TAIWAN -- 17.0%+
------------------------------------------------------------------------
COMPUTERS -- 5.3%+
Acer, Inc. GDR*.................................     1,000         3,310
Asustek Computer, Inc. GDR......................     1,250         5,400
Compal Electronics, Inc. GDR....................       448         2,423
                                                                --------
                                                                  11,133
                                                                --------
ELECTRONICS -- 1.1%+
Hon Hai Precision Industry Company, Ltd. GDR*...       200         2,436
                                                                --------
SEMI-CONDUCTORS -- 10.6%+
Powerchip Semiconductor Corporation GDR.........       238         1,405
Siliconware Precision Industries Company ADR*...       500         1,410
Taiwan Semiconductor Manufacturing Company, Ltd.
  ADR...........................................       700        10,633
United Microelectronics Corporation ADR*........     1,000         8,900
                                                                --------
                                                                  22,348
                                                                --------
  Total Taiwan..................................                  35,917
                                                                --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE ASIA TECHNOLOGY PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                                    SHARES       VALUE
------------------------------------------------------------------------
THAILAND -- 1.1%+
------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.1%+
Total Access Communication Public Company
  Limited*......................................     1,000      $  2,250
                                                                --------
  Total Thailand................................                   2,250
                                                                --------
TOTAL COMMON STOCK
  (cost $256,093)...............................                 200,471
                                                                --------
TOTAL INVESTMENTS -- 95.2%+
  (COST $256,093)...............................                $200,471
                                                                ========

------------------
* -- Non-income producing security.
ADR -- American Depository Receipts.
GDR -- Global Depository Receipts.
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE ENERGY PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited)

COMMON STOCKS -- 68.2%+                              SHARES       VALUE
-------------------------------------------------------------------------
CRUDE PETROLEUM AND NATURAL GAS EXTRACTION -- 33.7%+
Burlington Resources, Inc. .....................         800     $ 31,960
Central Pacific Minerals NL ADR*................       9,000       21,600
Louis Dreyfus Natural Gas Corporation*..........         700       24,395
Mitchell Energy & Development Corporation --
  Class A.......................................         500       23,125
Newfield Exploration Company*...................         500       16,030
Occidental Petroleum Corporation................         700       18,613
Ocean Energy, Inc. .............................         800       13,960
Spinnaker Exploration Company*..................         700       27,902
Triton Energy Limited*..........................         500       16,375
The Williams Companies, Inc. ...................         400       13,180
XTO Energy, Inc. ...............................         800       11,480
                                                                 --------
                                                                  218,620
                                                                 --------
DIVERSIFIED OPERATIONS -- 1.4%+
Siemens AG ADR..................................         150        9,284
                                                                 --------
ENERGY -- ALTERNATE SOURCES -- 4.9%+
Enron Corporation...............................         150        7,350
H Power Corporation*............................       1,000        9,710
Millennium Cell, Inc.*..........................       1,000       10,550
Plug Power, Inc.*...............................         200        4,306
                                                                 --------
                                                                   31,916
                                                                 --------
OIL AND GAS FIELD MACHINERY AND EQUIPMENT -- 4.2%+
NATCO Group, Inc. -- Class A*...................       1,500       13,200
Oil States International, Inc.*.................       1,500       13,830
                                                                 --------
                                                                   27,030
                                                                 --------
PETROLEUM REFINING AND PRODUCTION -- 13.6%+
BP P.L.C. ADR...................................         600       29,910
Conoco, Inc. -- Class A.........................         500       14,100
Exxon Mobil Corporation.........................         350       30,572
Texaco, Inc. ...................................         200       13,320
                                                                 --------
                                                                   87,902
                                                                 --------
REAL ESTATE AND OIL -- 3.3%+
Texas Pacific Land Trust........................         550       21,230
                                                                 --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE ENERGY PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited) -- (Continued)

                                                     SHARES       VALUE
-------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%+
Williams Communications Group, Inc.*............          82     $    242
                                                                 --------
TRANSPORTATION -- 2.6%+
OMI Corporation*................................       3,000       16,830
                                                                 --------
URANIUM PRODUCTION AND ENRICHMENT SERVICES -- 4.5%+
Cameco Corporation..............................         200        4,160
USEC, Inc. .....................................       3,000       25,290
                                                                 --------
                                                                   29,450
                                                                 --------
TOTAL COMMON STOCK
  (cost $471,502)...............................                  442,504
                                                                 --------

                                                    PRINCIPAL
SHORT-TERM INVESTMENTS -- 32.9%+                     AMOUNT
-------------------------------------------------------------------------
DISCOUNT NOTES -- 14.0%+
Federal Home Loan Bank Discount Note, 3.5000%,
  7/02/2001.....................................     $91,000       90,991
                                                                 --------
VARIABLE RATE DEMAND NOTES** -- 18.9%+
American Family, 3.3610%........................      30,438       30,438
Firstar Bank, N.A., 3.5000%.....................      31,709       31,709
Wisconsin Corporate Central Credit Union,
  3.4200%.......................................      30,238       30,238
Wisconsin Electric Power Company, 3.3610%.......      30,421       30,421
                                                                 --------
                                                                  122,806
                                                                 --------
TOTAL SHORT-TERM INVESTMENTS
  (cost $213,797)...............................                  213,797
                                                                 --------
TOTAL INVESTMENTS -- 101.1%+
  (cost $685,299)...............................                 $656,301
                                                                 ========

------------------
*  -- Non-income producing security.

** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.

ADR -- American Depository Receipts.

+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
 Portfolio of Investments -- June 30, 2001 (Unaudited)

                                             PRINCIPAL
SHORT-TERM INVESTMENTS -- 100.1%+             AMOUNT        VALUE
--------------------------------------------------------------------
DISCOUNT NOTES -- 99.9%+
Federal Home Loan Bank Discount Note
  3.5000%, 7/02/2001......................  $42,340,000  $42,335,590
                                                         -----------
INVESTMENT COMPANY -- 0.2%+
Firstar U.S. Government Money Market
  Fund....................................       97,155       97,155
                                                         -----------
TOTAL INVESTMENTS -- 100.1%+
  (COST $42,432,745)......................               $42,432,745
                                                         ===========

------------------
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Options Written -- June 30, 2001 (Unaudited)

PUT OPTIONS WRITTEN                               CONTRACTS      VALUE
-------------------------------------------------------------------------
CheckFree Corporation
  Expiring January 2003 at $35.00...............     700       $  693,000
eBAY, Inc.
  Expiring January 2004 at $40.00...............      10            9,100
eBAY, Inc.
  Expiring January 2004 at $50.00...............     200          274,000
eBAY, Inc.
  Expiring January 2004 at $60.00...............      50           93,500
Expedia, Inc.
  Expiring January 2002 at $30.00...............      50            7,500
Gemstar TV Guide International, Inc.
  Expiring November 2001 at $30.00..............     100           25,500
Gemstar TV Guide International, Inc.
  Expiring November 2001 at $35.00..............     700          287,000
Gemstar TV Guide International, Inc.
  Expiring November 2001 at $40.00..............     200          126,000
Getty Images, Inc.
  Expiring January 2002 at $30.00...............     200          134,000
Getty Images, Inc.
  Expiring January 2002 at $35.00...............      50           51,000
Travelocity.com, Inc.
  Expiring January 2002 at $30.00...............      50           27,500
                                                               ----------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $1,945,900)................               $1,728,100
                                                               ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Options Written -- June 30, 2001 (Unaudited)

CALL OPTIONS WRITTEN                                  CONTRACTS   VALUE
------------------------------------------------------------------------
Vodafone Group PLC ADR
  Expiring January 2003 at $50.00...................     150      $7,875
                                                                  ------
TOTAL CALL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $69,473).......................              $7,875
                                                                  ======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Options Written -- June 30, 2001 (Unaudited)

CALL OPTIONS WRITTEN                                 CONTRACTS  VALUE
----------------------------------------------------------------------
The Goldman Sachs Group, Inc.
  Expiring January 2003 at $145.00.................          7  $2,625
The Goldman Sachs Group, Inc.
  Expiring January 2003 at $150.00.................          3   1,013
                                                                ------
TOTAL CALL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $20,107)......................              3,638
                                                                ------

PUT OPTIONS WRITTEN
----------------------------------------------------------------------

Raytheon Company
  Expiring November 2001 at $30.00.................         10   4,650
                                                                ------
TOTAL PUT OPTIONS WRITTEN
  (PREMIUMS RECEIVED $3,765).......................              4,650
                                                                ------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $23,872)......................             $8,288
                                                                ======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Options Written -- June 30, 2001 (Unaudited)

CALL OPTIONS WRITTEN                                 CONTRACTS     VALUE
--------------------------------------------------------------------------
Abbott Laboratories
  Expiring January 2002 at $50.00................       200       $ 82,000
ALZA Corporation
  Expiring January 2002 at $45.00................       180        117,900
Aventis S.A. ADR
  Expiring July 2001 at $80.00...................        40          7,800
Biogen, Inc.
  Expiring January 2002 at $60.00................       120         71,400
Chiron Corporation
  Expiring January 2002 at $50.00................       190        168,150
Genzyme Corporation
  Expiring January 2002 at $55.00................       120        125,400
Genzyme Corporation
  Expiring January 2002 at $57.50................       100         92,000
Immunex Corporation
  Expiring January 2002 at $90.00................        20            100
Johnson & Johnson
  Expiring July 2001 at $55.00...................        60          1,200
Johnson & Johnson
  Expiring January 2002 at $50.00................       140         54,600
                                                                  --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $882,260)...................                 $720,550
                                                                  ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Options Written -- June 30, 2001 (Unaudited)

CALL OPTIONS WRITTEN                                   CONTRACTS    VALUE
--------------------------------------------------------------------------
Knight Trading Group, Inc.
  Expiring July 2001 at $10.00.....................       30        $3,600
Optimal Robotics Corporation
  Expiring July 2001 at $35.00.....................       10         4,100
                                                                    ------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $3,310).......................                 $7,700
                                                                    ======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2001 (Unaudited)

                                                 THE INTERNET      THE INTERNET    THE INTERNET
                                 THE INTERNET   EMERGING GROWTH   INFRASTRUCTURE   GLOBAL GROWTH
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*.......  $389,895,329     $5,183,151       $ 8,019,595      $ 7,318,514
  Receivable for securities
    loaned.....................    49,679,364        590,200           925,740        1,939,260
  Receivable for contributing
    capital....................     4,565,686             --                --           45,004
  Cash.........................            --             --               100           14,764
  Dividends and interest
    receivable.................       222,977          3,102             7,593           22,530
  Receivable for investments
    sold.......................       446,656             --           236,338               --
  Other assets.................       197,766          1,670             4,507            2,550
                                 ------------     ----------       -----------      -----------
      Total assets.............   445,007,778      5,778,123         9,193,873        9,342,622
                                 ------------     ----------       -----------      -----------
LIABILITIES:
  Written options, at
    value**....................     1,728,100             --                --            7,875
  Payables for collateral
    received for securities
    loaned.....................    49,679,364        590,200           925,740        1,939,260
  Payable to Adviser...........       388,951          5,319             8,410            8,013
  Payable to Trustees..........        28,911            382               626              605
  Payable for investments
    purchased..................       381,041         15,052            92,005               --
  Payable for redeemed
    capital....................            --          7,313             2,432               --
  Accrued expenses and other
    liabilities................       149,163         14,826            11,740           15,992
                                 ------------     ----------       -----------      -----------
      Total liabilities........    52,355,530        633,092         1,040,953        1,971,745
                                 ------------     ----------       -----------      -----------
    Net assets.................  $392,652,248     $5,145,031       $ 8,152,920      $ 7,370,877
                                 ============     ==========       ===========      ===========
 * Cost of investments.........  $480,277,771     $8,665,885       $10,471,123      $11,964,597
                                 ============     ==========       ===========      ===========
** Premiums received...........  $  1,945,900     $       --       $        --      $    69,473
                                 ============     ==========       ===========      ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2001 (Unaudited)

                                                                    THE MIDDLE
                                         THE NEW                       EAST      THE SMALL CAP
                                         PARADIGM     THE MEDICAL     GROWTH     OPPORTUNITIES
                                        PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*.............   $6,717,780    $49,446,780    $230,898     $4,546,799
  Receivable for securities loaned...      367,336      8,692,400          --         39,000
  Receivable for contributing
    capital..........................           --         59,670          --         18,000
  Cash...............................        8,435             --       1,542             --
  Foreign currencies.................           --             --          10             --
  Dividends and interest
    receivable.......................        7,541         33,037          41          2,131
  Receivable for investments sold....       46,155             --          --             --
  Other assets.......................          381         17,003          26             16
                                        ----------    -----------    --------     ----------
      Total assets...................    7,147,628     58,248,890     232,517      4,605,946
                                        ----------    -----------    --------     ----------
LIABILITIES:
  Written options, at value**........        8,288        720,550          --          7,700
  Payables for collateral received
    for securities loaned............      367,336      8,692,400          --         39,000
  Payable to Adviser.................        5,461         50,517         237          4,074
  Payable to Trustees................          397          3,642          15            245
  Payable for investments
    purchased........................      469,047             --          --         60,246
  Payable for redeemed capital.......           --             --          --             --
  Accrued expenses and other
    liabilities......................       12,868         27,038       9,341          9,410
                                        ----------    -----------    --------     ----------
      Total liabilities..............      863,397      9,494,147       9,593        120,675
                                        ----------    -----------    --------     ----------
    Net assets.......................   $6,284,231    $48,754,743    $222,924     $4,485,271
                                        ==========    ===========    ========     ==========
 * Cost of investments...............   $6,266,636    $46,224,241    $274,847     $4,227,809
                                        ==========    ===========    ========     ==========
** Premiums received.................   $   23,872    $   882,260    $     --     $    3,310
                                        ==========    ===========    ========     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2001 (Unaudited)

                                                                               THE KINETICS
                                                                                GOVERNMENT
                                                      THE ASIA                    MONEY
                                                     TECHNOLOGY   THE ENERGY      MARKET
                                                     PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*...........................   $200,471     $656,301    $42,432,745
  Receivable for securities loaned.................         --           --             --
  Receivable for contributed capital...............         --           --             --
  Cash.............................................     21,019           --            426
  Foreign currencies...............................     11,991           --             --
  Dividends and interest receivable................        273          597            410
  Receivable for investments sold..................     16,658           --             --
  Other assets.....................................          5            4            980
                                                      --------     --------    -----------
      Total assets.................................    250,417      656,902     42,434,561
                                                      --------     --------    -----------
LIABILITIES:
  Written options, at value**......................         --           --             --
  Payable for collateral received for securities
    loaned.........................................         --           --             --
  Payable to Adviser...............................        227          690         20,695
  Payable to Trustees..............................         17           38          2,622
  Payable for investments purchased................     18,862           --             --
  Accrued expenses and other liabilities...........     20,757        6,820         20,402
                                                      --------     --------    -----------
      Total liabilities............................     39,863        7,548         43,719
                                                      --------     --------    -----------
    Net assets.....................................   $210,554     $649,354    $42,390,842
                                                      ========     ========    ===========
 * Cost of investments.............................   $256,093     $685,299    $42,432,745
                                                      ========     ========    ===========
** Premiums received...............................   $     --     $     --    $        --
                                                      ========     ========    ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2001 (Unaudited)

                                             THE INTERNET      THE INTERNET    THE INTERNET
                            THE INTERNET       EMERGING       INFRASTRUCTURE   GLOBAL GROWTH
                             PORTFOLIO     GROWTH PORTFOLIO     PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends+..............  $    275,348     $    26,955       $    18,892      $    44,959
  Interest................     2,787,184          47,698            35,180           20,899
  Income from securities
    lending...............       318,858           2,945             8,013            6,263
                            ------------     -----------       -----------      -----------
        Total Investment
          Income..........     3,381,390          77,598            62,085           72,121
                            ------------     -----------       -----------      -----------
EXPENSES
  Investment advisory
    fees..................     2,477,763          32,615            55,877           57,436
  Administration fees.....       199,426           2,632             4,481            4,595
  Professional fees.......        66,426           1,405             2,304            2,844
  Custodian fees and
    expenses..............        25,758           7,147             3,566            3,919
  Trustees' fees and
    expenses..............        28,750             365               552              730
  Fund accounting fees....        46,726          14,791            14,788           19,217
  Other expenses..........         7,221             178               178              178
                            ------------     -----------       -----------      -----------
        Net expenses......     2,852,070          59,133            81,746           88,919
                            ------------     -----------       -----------      -----------
Net investment income
  (loss)..................       529,320          18,465           (19,661)         (16,798)
                            ------------     -----------       -----------      -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss)
    on:
    Investments and
      foreign currency....   (48,757,255)     (3,840,884)       (3,478,356)      (4,746,993)
    Written option
      contracts expired or
      closed..............       279,665              --                --               --
  Net change in unrealized
    appreciation of:
    Investments and
      foreign currency....    58,482,232       4,083,329         2,814,514        3,191,047
    Written option
      contracts...........       204,878              --                --           72,750
                            ------------     -----------       -----------      -----------
Net Gain (Loss) on
  Investments.............    10,209,520         242,445          (663,842)      (1,483,196)
                            ------------     -----------       -----------      -----------
Net increase (decrease) in
  net assets resulting
  from operations.........  $ 10,738,840     $   260,910       $  (683,503)     $(1,499,994)
                            ============     ===========       ===========      ===========
+ Net of Foreign Taxes
  Withheld of:............  $        125              --       $       446      $     6,503
                            ============     ===========       ===========      ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2001 (Unaudited)

                               THE NEW                     THE MIDDLE           THE SMALL CAP
                              PARADIGM    THE MEDICAL     EAST GROWTH           OPPORTUNITIES
                              PORTFOLIO    PORTFOLIO       PORTFOLIO              PORTFOLIO
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends+................  $ 22,690    $   204,792       $    613              $  4,642
  Interest..................    22,130         88,772            744                12,251
  Income from securities
    lending.................     1,810         42,250             33                   146
                              --------    -----------       --------              --------
        Total Investment
          Income............    46,630        335,814          1,390                17,039
                              --------    -----------       --------              --------
EXPENSES
  Investment advisory
    fees....................    28,467        318,968          1,134                13,793
  Administration fees.......     2,279         25,543             91                 1,103
  Professional fees.........       771         11,168             44                   657
  Custodian fees and
    expenses................     9,141          6,947          3,190                 4,567
  Trustees' fees and
    expenses................       266          3,612             15                   243
  Fund accounting fees......    23,960         16,807         19,678                15,490
  Other expenses............        89          1,000              3                    14
                              --------    -----------       --------              --------
        Net expenses........    64,973        384,045         24,155                35,867
                              --------    -----------       --------              --------
Net investment loss.........   (18,343)       (48,231)       (22,765)              (18,828)
                              --------    -----------       --------              --------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain (loss)
    on:
    Investments and foreign
      currency..............    82,115      2,693,075        (19,897)              204,126
    Written option contracts
      expired or closed.....    40,258        925,252             --                11,158
  Net change in unrealized
    appreciation
    (depreciation) of:
    Investments and foreign
      currency..............    77,522     (9,439,313)        (9,415)              303,615
    Written option
      contracts.............    15,584         58,269             --                (7,519)
                              --------    -----------       --------              --------
Net Gain (Loss) on
  Investments...............   215,479     (5,762,717)       (29,312)              511,380
                              --------    -----------       --------              --------
Net increase (decrease) in
  net assets resulting from
  operations................  $197,136    $(5,810,948)      $(52,077)             $492,552
                              ========    ===========       ========              ========
+ Net of Foreign Taxes
  Withheld of:..............  $  2,330    $    10,806       $     64              $     --
                              ========    ===========       ========              ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2001 (Unaudited)

                                                  THE ASIA                   THE KINETICS
                                                 TECHNOLOGY   THE ENERGY   GOVERNMENT MONEY
                                                 PORTFOLIO    PORTFOLIO    MARKET PORTFOLIO
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends+...................................   $  1,871     $  1,319        $     --
  Interest.....................................        344        5,086         808,119
                                                  --------     --------        --------
        Total Investment Income................      2,215        6,405         808,119
                                                  --------     --------        --------
EXPENSES
  Investment advisory fees.....................      1,577        2,514          90,018
  Administration fees..........................        126          201          18,004
  Professional fees............................         52          103           7,837
  Custodian fees and expenses..................      7,502        1,535           4,796
  Trustees' fees and expenses..................         17           38           2,601
  Fund accounting fees.........................     19,893       15,396          19,352
  Other expenses...............................          5            3             790
                                                  --------     --------        --------
        Net expenses...........................     29,172       19,790         143,398
                                                  --------     --------        --------
Net investment income (loss)...................    (26,957)     (13,385)        664,721
                                                  --------     --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
    Investments and foreign currency...........    (28,906)      (2,452)             --
  Net change in unrealized appreciation
    (depreciation) of:
    Investments and foreign currency...........     (7,875)     (28,998)             --
                                                  --------     --------        --------
Net Gain (Loss) on Investments.................    (36,781)     (31,450)             --
                                                  --------     --------        --------
Net increase (decrease) in net assets resulting
  from operations..............................   $(63,738)    $(44,835)       $664,721
                                                  ========     ========        ========
+ Net of Foreign Taxes Withheld of:............   $    339     $     91        $     --
                                                  ========     ========        ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                THE INTERNET PORTFOLIO         THE INTERNET EMERGING GROWTH PORTFOLIO
                           ---------------------------------   ---------------------------------------
                            FOR THE SIX    APRIL 28, 2000(1)     FOR THE SIX       APRIL 28, 2000(1)
                           MONTHS ENDED         THROUGH          MONTHS ENDED           THROUGH
                           JUNE 30, 2001     DECEMBER 31,       JUNE 30, 2001         DECEMBER 31,
                            (UNAUDITED)          2001            (UNAUDITED)              2001
------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)...............  $     529,320    $    (3,543,470)      $    18,465          $   (14,746)
  Net realized loss on
    sale of investments,
    foreign currency and
    written options......    (48,477,590)       (74,543,858)       (3,840,884)          (2,906,543)
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments, foreign
    currency and written
    options..............     58,687,110       (253,212,230)        4,083,329           (2,472,364)
                           -------------    ---------------       -----------          -----------
      Net increase
        (decrease) in net
        assets resulting
        from
        operations.......     10,738,840       (331,299,558)          260,910           (5,393,653)
                           -------------    ---------------       -----------          -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM BENEFICIAL
  INTEREST TRANSACTIONS:
  Contributions..........    513,856,257      2,752,495,086         3,368,663           13,177,947
  Withdrawals............   (585,617,538)    (1,967,520,839)       (2,958,833)          (3,310,003)
                           -------------    ---------------       -----------          -----------
      Net increase
        (decrease) in net
        assets resulting
        from beneficial
        interest
        transactions.....    (71,761,281)       784,974,247           409,830            9,867,944
                           -------------    ---------------       -----------          -----------
  Total increase
    (decrease) in net
    assets...............    (61,022,441)       453,674,689           670,740            4,474,291
NET ASSETS:
  Beginning of period....    453,674,689                 --         4,474,291                   --
                           -------------    ---------------       -----------          -----------
  End of period..........  $ 392,652,248    $   453,674,689       $ 5,145,031          $ 4,474,291
                           =============    ===============       ===========          ===========

------------------
(1) Commencement of operations.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                  THE INTERNET INFRASTRUCTURE         THE INTERNET GLOBAL GROWTH
                                           PORTFOLIO                           PORTFOLIO
                               ---------------------------------   ---------------------------------
                                FOR THE SIX    APRIL 28, 2000(1)    FOR THE SIX    APRIL 28, 2000(1)
                               MONTHS ENDED         THROUGH        MONTHS ENDED         THROUGH
                               JUNE 30, 2001     DECEMBER 31,      JUNE 30, 2001     DECEMBER 31,
                                (UNAUDITED)          2001           (UNAUDITED)          2000
----------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)...................   $   (19,661)      $   (52,990)      $   (16,798)      $   944,269
  Net realized gain (loss) on
    sale of investments,
    foreign currency and
    written options..........    (3,478,356)       (7,236,460)       (4,746,993)       (6,067,785)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments, foreign
    currency and written
    options..................     2,814,514          (777,283)        3,263,797        (2,157,814)
                                -----------       -----------       -----------       -----------
      Net increase (decrease)
        in net assets
        resulting from
        operations...........      (683,503)       (8,066,733)       (1,499,994)       (7,281,330)
                                -----------       -----------       -----------       -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions..............       881,147        23,820,422         1,354,797        26,938,849
  Withdrawals................    (1,961,305)       (5,837,108)       (3,036,164)       (9,105,281)
                                -----------       -----------       -----------       -----------
      Net increase (decrease)
        in net assets
        resulting from
        beneficial interest
        transactions.........    (1,080,158)       17,983,314        (1,681,367)       17,833,568
                                -----------       -----------       -----------       -----------
  Total increase (decrease)
    in net assets............    (1,763,661)        9,916,581        (3,181,361)       10,552,238
NET ASSETS:
  Beginning of period........     9,916,581                --        10,552,238                --
                                -----------       -----------       -----------       -----------
  End of period..............   $ 8,152,920       $ 9,916,581       $ 7,370,877       $10,552,238
                                ===========       ===========       ===========       ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                 THE NEW PARADIGM PORTFOLIO             THE MEDICAL PORTFOLIO
                              ---------------------------------   ---------------------------------
                               FOR THE SIX    APRIL 28, 2000(1)    FOR THE SIX    APRIL 28, 2000(1)
                              MONTHS ENDED         THROUGH        MONTHS ENDED         THROUGH
                              JUNE 30, 2001     DECEMBER 31,      JUNE 30, 2001     DECEMBER 31,
                               (UNAUDITED)          2000           (UNAUDITED)          2000
---------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)..................   $   (18,343)      $   (8,623)      $    (48,231)     $   (189,480)
  Net realized gain (loss)
    on sale of investments,
    foreign currency and
    written options.........       122,373         (226,061)         3,618,327           343,694
  Net change in unrealized
    appreciation
    (depreciation) of
    investments, foreign
    currency and written
    options.................        93,106          707,821         (9,381,044)       12,294,108
                               -----------       ----------       ------------      ------------
      Net increase
        (decrease) in net
        assets resulting
        from operations.....       197,136          473,137         (5,810,948)       12,448,322
                               -----------       ----------       ------------      ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions.............     3,983,742        4,179,754         50,074,349        97,167,519
  Withdrawals...............    (1,685,886)        (863,652)       (59,155,771)      (45,968,728)
                               -----------       ----------       ------------      ------------
      Net increase
        (decrease) in net
        assets resulting
        from beneficial
        interest
        transactions........     2,297,856        3,316,102         (9,081,422)       51,198,791
                               -----------       ----------       ------------      ------------
  Total increase (decrease)
    in net assets...........     2,494,992        3,789,239        (14,892,370)       63,647,113
NET ASSETS:
  Beginning of period.......     3,789,239               --         63,647,113                --
                               -----------       ----------       ------------      ------------
  End of period.............   $ 6,284,231       $3,789,239       $ 48,754,743      $ 63,647,113
                               ===========       ==========       ============      ============

------------------
(1) Commencement of operations.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                      THE MIDDLE EAST GROWTH           THE SMALL CAP
                                            PORTFOLIO             OPPORTUNITIES PORTFOLIO
                                    --------------------------   --------------------------
                                      FOR THE                      FOR THE
                                    SIX MONTHS     APRIL 28,     SIX MONTHS     APRIL 28,
                                       ENDED        2000(1)         ENDED        2000(1)
                                     JUNE 30,       THROUGH       JUNE 30,       THROUGH
                                       2001       DECEMBER 31,      2001       DECEMBER 31,
                                    (UNAUDITED)       2000       (UNAUDITED)       2000
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)....   $(22,765)     $ (21,319)    $   (18,828)   $ (20,016)
  Net realized gain (loss) on sale
    of investments, foreign
    currency and written
    options.......................    (19,897)       (28,906)        215,284       (3,330)
  Net change in unrealized
    appreciation (depreciation) of
    investments, foreign currency
    and written options...........     (9,415)         4,962         296,096       22,931
                                     --------      ---------     -----------    ---------
      Net increase (decrease) in
        net assets resulting from
        operations................    (52,077)       (45,263)        492,552         (415)
                                     --------      ---------     -----------    ---------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM BENEFICIAL
  INTEREST TRANSACTIONS:
  Contributions...................    144,853        421,815       7,290,588      963,578
  Withdrawals.....................    (40,424)      (205,980)     (3,812,247)    (448,785)
                                     --------      ---------     -----------    ---------
      Net increase (decrease) in
        net assets resulting from
        beneficial interest
        transactions..............    104,429        215,835       3,478,341      514,793
                                     --------      ---------     -----------    ---------
  Total increase (decrease) in net
    assets........................     52,352        170,572       3,970,893      514,378
NET ASSETS:
  Beginning of period.............    170,572             --         514,378           --
                                     --------      ---------     -----------    ---------
  End of period...................   $222,924      $ 170,572     $ 4,485,271    $ 514,378
                                     ========      =========     ===========    =========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                        THE ASIA TECHNOLOGY       THE ENERGY        THE KINETICS GOVERNMENT
                                             PORTFOLIO             PORTFOLIO        MONEY MARKET PORTFOLIO
                                     --------------------------   -----------   -------------------------------
                                       FOR THE                      FOR THE        FOR THE
                                     SIX MONTHS    OCTOBER 20,    SIX MONTHS     SIX MONTHS        APRIL 28,
                                        ENDED        2000(1)         ENDED          ENDED           2000(1)
                                      JUNE 30,       THROUGH       JUNE 30,       JUNE 30,          THROUGH
                                        2001       DECEMBER 31,      2001           2001         DECEMBER 31,
                                     (UNAUDITED)       2000       (UNAUDITED)    (UNAUDITED)         2000
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)......  $   (26,957)   $  (6,475)     $ (13,385)   $     664,721   $     1,242,292
 Net realized gain (loss) on sale
   of investments, foreign currency
   and written options.............      (28,906)       3,236         (2,452)              --                --
 Net change in unrealized
   appreciation (depreciation) of
   investments, foreign currency
   and written options.............       (7,875)     (42,752)       (28,998)              --                --
                                     -----------    ---------      ---------    -------------   ---------------
     Net increase (decrease) in net
       assets resulting from
       operations..................      (63,738)     (45,991)       (44,835)         664,721         1,242,292
                                     -----------    ---------      ---------    -------------   ---------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM BENEFICIAL
 INTEREST TRANSACTIONS:
 Contributions.....................    1,653,315      562,420        936,993      570,896,919     1,649,298,514
 Withdrawals.......................   (1,701,668)    (193,784)      (253,804)    (550,615,475)   (1,629,096,129)
                                     -----------    ---------      ---------    -------------   ---------------
     Net increase (decrease) in net
       assets resulting from
       beneficial interest
       transactions................      (48,353)     368,636        683,189       20,281,444        20,202,385
                                     -----------    ---------      ---------    -------------   ---------------
 Total increase (decrease) in net
   assets..........................     (112,091)     322,645        638,354       20,946,165        21,444,677
NET ASSETS:
 Beginning of period...............      322,645           --         11,000       21,444,677                --
                                     -----------    ---------      ---------    -------------   ---------------
 End of period.....................  $   210,554    $ 322,645      $ 649,354    $  42,390,842   $    21,444,677
                                     ===========    =========      =========    =============   ===============

------------------
(1) Commencement of operations.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2001 (Unaudited)

1.   ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Infrastructure Portfolio, The Internet Global Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Middle East Growth Portfolio, The Small Cap Opportunities Portfolio, The Asia Technology Portfolio, The Energy Portfolio, and The Kinetics Government Money Market Portfolio (the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios are "non-diversified" series of the Trust. Each of the Master Portfolios commenced operations on April 28, 2000, except for The Asia Technology Portfolio and The Energy Portfolio, which commenced operations on October 20, 2000 and December 29, 2000, respectively.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests in equity securities of companies engaged in a broad range of Internet-related activities. The Internet Emerging Growth Portfolio invests in equity securities of small and medium capitalization companies engaged in business of the Internet and Internet-related activities. The Internet Infrastructure Portfolio invests in equity securities of companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet. The Internet Global Growth Portfolio invests in equity securities of foreign and U.S. companies engaged in business of the Internet and Internet-related activities. The New Paradigm Portfolio invests in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to reduce their costs, extend the reach

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

of their distribution channels and experience significant growth in revenues as a result of increased involvement in, or growth of, the Internet. The Medical Portfolio invests in equity securities of companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Middle East Growth Portfolio invests in equity securities of foreign companies domiciled in the Middle East region of the globe and U.S. companies engaged in significant business activities in the Middle East. The Small Cap Opportunities Portfolio invests in equity securities of small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Asia Technology Portfolio invests primarily in the equity securities of companies located or operating in Asia engaged in technology related business activities. The Energy Portfolio invests primarily in the equity securities of companies engaged in the field of energy generation, exploration, distribution, equipment development and a range of alternative energy-related research and technologies. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2001, The Internet Global Growth Portfolio and The Middle East Growth Portfolio held one and two such securities which represented 0.02% and 2.64% of the portfolio's total net assets, respectively.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2001, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio owned investment securities with an aggregate market value of $64,350, $64,350 and $771 respectively, which are determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees. The illiquid securities of The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio represent 1.2%, 0.9% and 0.3%, respectively, of the net assets of each Master Portfolio.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

As of January 1, 2001, the Master Portfolios adopted yield to maturity market premium and discount amortization method on all fixed-income securities. At that time, the Internet Portfolio was the only portfolio that held fixed-income securities. Upon the adoption, the Internet Portfolio adjusted the cost of its fixed-income securities by $93,379, the cumulative amount of amortization that would had been recognized had amortization been in effect from the purchase date of each holding.

3.   INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets.

The Adviser entered into a sub-advisory agreement with UOB Global Capital LLC, to assist it in the day-to-day management of The Asia Technology Portfolio. UOB Global Capital LLC, determines which securities will be purchased, retained or sold for The Asia Technology Portfolio and provides the Adviser with information on international and economic developments. The Adviser pays UOB Global Capital LLC 50% of The Asia Technology Portfolio's Management fee of 1.25% of average daily net assets.

The Adviser also serves as administrator to the Master Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Master Portfolios, the Adviser receives an annual administration fee equal to 0.10% of each Master Portfolio's average daily net assets, from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Master Portfolios by Firstar. During the six months ended June 30, 2001, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Infrastructure Portfolio, The Internet Global Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Middle East Growth Portfolio, The Small Cap Opportunities Portfolio, The Asia Technology Portfolio, The Energy Portfolio and The Kinetics Government Money Market Portfolio incurred expenses of $199,426, $2,632, $4,481, $4,595, $2,279,

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

$25,543, $91, $1,103, $126, $201 and $18,004, respectively, pursuant to the
Administrative Services Agreement.

4.   SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the period from January 1, 2001 through June 30, 2001 were as follows:

                                    PURCHASES                      SALES
                            --------------------------   -------------------------
                               U.S.                         U.S.
                            GOVERNMENT       OTHER       GOVERNMENT      OTHER
                            -----------   ------------   ----------   ------------
The Internet Portfolio....           --   $105,232,716    --          $403,831,479
The Internet Emerging
  Growth Portfolio........           --   $    366,345    --          $    804,403
The Internet
  Infrastructure
  Portfolio...............           --   $    766,670    --          $  1,979,467
The Internet Global Growth
  Portfolio...............           --   $  1,716,217    --          $  3,492,700
The New Paradigm
  Portfolio...............           --   $  2,194,245    --          $  2,470,538
The Medical Portfolio.....           --   $  1,417,093    --          $  9,554,911
The Middle East Growth
  Portfolio...............           --   $     64,905    --          $     25,529
The Small Cap
  Opportunities
  Portfolio...............           --   $  4,104,386    --          $  1,290,639
The Asia Technology
  Portfolio...............           --   $    420,558    --          $    444,461
The Energy Portfolio......           --   $    489,334    --          $     15,380

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

 June 30, 2001 (Unaudited)



As of June 30, 2001, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:



                                            NET
                                        APPRECIATION    APPRECIATED    DEPRECIATED
                                       (DEPRECIATION)   SECURITIES     SECURITIES
                                       --------------   -----------   -------------
The Internet Portfolio...............   $(90,164,642)   $59,483,894   $(149,648,536)
The Internet Emerging Growth
  Portfolio..........................   $ (3,482,734)   $   315,799   $  (3,798,533)
The Internet Infrastructure
  Portfolio..........................   $ (2,451,528)   $   194,383   $  (2,645,911)
The Internet Global Growth
  Portfolio..........................   $ (4,584,485)   $   371,203   $  (4,955,688)
The New Paradigm Portfolio...........   $    466,728    $   553,132   $     (86,404)
The Medical Portfolio................   $  3,384,249    $ 9,801,444   $  (6,417,195)
The Middle East Growth Portfolio.....   $    (43,949)   $       858   $      44,807
The Small Cap Opportunities
  Portfolio..........................   $    314,600    $   484,702   $    (170,102)
The Asia Technology Portfolio........   $    (10,083)   $     1,569   $     (11,652)
The Energy Portfolio.................   $    (28,998)   $     7,237   $     (36,235)



At June 30, 2001, the cost of investments for federal income tax purposes was $478,331,871, $8,665,885, $10,471,123, $11,895,124, $6,242,764, $45,341,981,
$274,847, $4,227,809, $256,093 and $685,299 for The Internet Portfolio, The
Internet Emerging Growth Portfolio, The Internet Infrastructure Portfolio, The Internet Global Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Middle East Growth Portfolio, The Small Cap Opportunities Portfolio, The Asia Technology Portfolio and The Energy Portfolio, respectively.



For the six months ended June 30, 2001 the Master Portfolios wrote the following options:



                                               NUMBER       PREMIUM
                                            OF CONTRACTS     AMOUNT
                                            ------------   ----------
THE INTERNET PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....        920      $  434,296
Options Written...........................      2,310       1,945,900
Options Exercised.........................       (300)       (140,350)
Options Expired...........................         --              --
Options Closed............................       (620)       (293,945)
                                               ------      ----------
Outstanding at the End of Period..........      2,310      $1,945,901
                                               ======      ==========

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

                                               NUMBER       PREMIUM
                                            OF CONTRACTS     AMOUNT
                                            ------------   ----------
THE INTERNET GLOBAL GROWTH PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....        150      $   69,473
Options Written...........................         --              --
Options Closed............................         --              --
                                               ------      ----------
Outstanding at the End of Period..........        150      $   69,473
                                               ======      ==========
THE NEW PARADIGM PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         34      $   23,832
Options Written...........................         48          86,862
Options Closed............................        (62)        (86,822)
                                               ------      ----------
Outstanding at the End of Period..........         20      $   23,872
                                               ======      ==========
THE MEDICAL PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....      1,430      $1,276,317
Options Written...........................        790         670,163
Options Exercised.........................        (40)        (37,304)
Options Expired...........................       (320)       (273,776)
Options Closed............................       (970)       (753,140)
                                               ------      ----------
Outstanding at the End of Period..........        890      $  882,260
                                               ======      ==========
THE SMALL CAP OPPORTUNITIES PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         70      $    7,192
Options Written...........................        195          14,898
Options Exercised.........................        (40)         (6,760)
Options Expired...........................       (160)         (9,815)
Options Closed............................        (25)         (2,206)
                                               ------      ----------
Outstanding at the End of Period..........         40      $    3,309
                                               ======      ==========

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

5.   PORTFOLIO SECURITIES LOANED

As of June 30, 2001, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The value of the securities on loan and the value of the related collateral were as follows:

                                            SECURITIES    COLLATERAL
                                            -----------   -----------
The Internet Portfolio....................  $54,647,300   $49,679,364
The Internet Emerging Growth Portfolio....  $   649,220   $   590,200
The Internet Infrastructure Portfolio.....  $ 1,018,314   $   925,740
The Internet Global Growth Portfolio......  $ 2,133,186   $ 1,939,260
The New Paradigm Portfolio................  $   404,070   $   367,336
The Medical Portfolio.....................  $ 9,561,640   $ 8,692,400
The Small Cap Opportunities Portfolio.....  $    42,900   $    39,000

6.   SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

                                                             THE INTERNET PORTFOLIO
                                                       ----------------------------------
                                                        FOR THE SIX
                                                       MONTHS ENDED     APRIL 28, 2000(+)
                                                       JUNE 30, 2001         THROUGH
                                                        (UNAUDITED)     DECEMBER 31, 2000
                                                       -------------    -----------------
Ratio of expenses to average net assets:
 Before expense reimbursement*.......................      1.42%               1.43%
 After expense reimbursement*........................      1.42%               1.43%
Ratio of net investment loss to average net assets:
 Before expense reimbursement*.......................      0.26%              (0.69%)
 After expense reimbursement*........................      0.26%              (0.69%)
Portfolio turnover rate..............................        15%                 16%

    ----------------------
    * Annualized.
    (+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

                                                             THE INTERNET EMERGING
                                                                GROWTH PORTFOLIO
                                                       ----------------------------------
                                                        FOR THE SIX
                                                       MONTHS ENDED     APRIL 28, 2000(+)
                                                       JUNE 30, 2001         THROUGH
                                                        (UNAUDITED)     DECEMBER 31, 2000
                                                       -------------    -----------------
Ratio of expenses to average net assets:
 Before expense reimbursement*.......................      2.23%               1.93%
 After expense reimbursement*........................      2.23%               1.84%
Ratio of net investment income (loss) to average net
 assets:
 Before expense reimbursement*.......................      0.70%              (0.35%)
 After expense reimbursement*........................      0.70%              (0.26%)
Portfolio turnover rate..............................        11%                 30%

    ----------------------
    * Annualized.
    (+) Commencement of operations.

                                                       THE INTERNET INFRASTRUCTURE PORTFOLIO
                                                       -------------------------------------
                                                        FOR THE SIX
                                                        MONTHS ENDED      APRIL 28, 2000(+)
                                                       JUNE 30, 2001           THROUGH
                                                        (UNAUDITED)       DECEMBER 31, 2000
                                                       --------------    -------------------
Ratio of expenses to average net assets:
 Before expense reimbursement*.......................        1.81%               1.64%
 After expense reimbursement*........................        1.81%               1.59%
Ratio of net investment income (loss) to average net
 assets:
 Before expense reimbursement*.......................       (0.44%)             (0.54%)
 After expense reimbursement*........................       (0.44%)             (0.49%)
Portfolio turnover rate..............................          10%                 26%

    ----------------------
    * Annualized.
    (+) Commencement of operations.

                                                       THE INTERNET GLOBAL GROWTH PORTFOLIO
                                                       -------------------------------------
                                                        FOR THE SIX
                                                        MONTHS ENDED     APRIL 28, 2000 (+)
                                                       JUNE 30, 2001           THROUGH
                                                        (UNAUDITED)       DECEMBER 31, 2000
                                                       --------------    -------------------
Ratio of expenses to average net assets:
 Before expense reimbursement*.......................        1.94%               1.66%
 After expense reimbursement*........................        1.94%               1.56%
Ratio of net investment loss to average net assets:
 Before expense reimbursement*.......................       (0.37%)              7.85%
 After expense reimbursement*........................       (0.37%)              7.95%
Portfolio turnover rate..............................          20%                 20%

    ----------------------
    *   Annualized.
    (+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

                                                           THE NEW PARADIGM PORTFOLIO
                                                       -----------------------------------
                                                        FOR THE SIX
                                                       MONTHS ENDED     APRIL 28, 2000 (+)
                                                       JUNE 30, 2001         THROUGH
                                                        (UNAUDITED)     DECEMBER 31, 2000
                                                       -------------    ------------------
Ratio of expenses to average net assets:
 Before expense reimbursement*.......................      2.84%               2.85%
 After expense reimbursement*........................      2.84%               2.60%
Ratio of net investment income (loss) to average net
 assets:
 Before expense reimbursement*.......................     (0.80%)             (0.66%)
 After expense reimbursement*........................     (0.80%)             (0.41%)
Portfolio turnover rate..............................        33%                 89%

    ----------------------
    *   Annualized.
    (+) Commencement of operations.

                                                              THE MEDICAL PORTFOLIO
                                                       -----------------------------------
                                                        FOR THE SIX
                                                       MONTHS ENDED     APRIL 28, 2000 (+)
                                                       JUNE 30, 2001         THROUGH
                                                        (UNAUDITED)     DECEMBER 31, 2000
                                                       -------------    ------------------
Ratio of expenses to average net assets:
 Before expense reimbursement*.......................      1.50%               1.47%
 After expense reimbursement*........................      1.50%               1.46%
Ratio of net investment income (loss) to average net
 assets:
 Before expense reimbursement*.......................     (0.19%)             (0.55%)
 After expense reimbursement*........................     (0.19%)             (0.54%)
Portfolio turnover rate..............................         3%                  1%

    ----------------------
    *   Annualized.
    (+) Commencement of operations.

                                                        THE MIDDLE EAST GROWTH PORTFOLIO
                                                       ----------------------------------
                                                        FOR THE SIX
                                                       MONTHS ENDED     APRIL 28, 2000(+)
                                                       JUNE 30, 2001         THROUGH
                                                        (UNAUDITED)     DECEMBER 31, 2000
                                                       -------------    -----------------
Ratio of expenses to average net assets:
 Before expense reimbursement*.......................      26.64%             21.54%
 After expense reimbursement*........................      26.64%             14.54%
Ratio of net investment loss to average net assets:
 Before expense reimbursement*.......................     (25.10%)           (20.15%)
 After expense reimbursement*........................     (25.10%)           (13.15%)
Portfolio turnover rate..............................         26%                54%

    ----------------------
    * Annualized.
    (+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

                                                           THE SMALL CAP OPPORTUNITIES
                                                                    PORTFOLIO
                                                       -----------------------------------
                                                        FOR THE SIX
                                                       MONTHS ENDED     APRIL 28, 2000 (+)
                                                       JUNE 30, 2001         THROUGH
                                                        (UNAUDITED)     DECEMBER 31, 2000
                                                       -------------    ------------------
Ratio of expenses to average net assets:
 Before expense reimbursement*.......................      3.25%               13.27%
 After expense reimbursement*........................      3.25%               10.93%
Ratio of net investment income (loss) to average net
 assets:
 Before expense reimbursement*.......................     (1.71%)             (11.12%)
 After expense reimbursement*........................     (1.71%)              (8.78%)
Portfolio turnover rate..............................        75%                 198%

    ----------------------
    *   Annualized.
    (+) Commencement of operations.

                                                          THE ASIA TECHNOLOGY PORTFOLIO
                                                       -----------------------------------
                                                        FOR THE SIX
                                                       MONTHS ENDED     APRIL 28, 2000 (+)
                                                       JUNE 30, 2001         THROUGH
                                                        (UNAUDITED)     DECEMBER 31, 2000
                                                       -------------    ------------------
Ratio of expenses to average net assets:
 Before expense reimbursement*.......................      23.12%              26.05%
 After expense reimbursement*........................      23.12%              16.44%
Ratio of net investment income (loss) to average net
 assets:
 Before expense reimbursement*.......................     (21.36%)            (24.26%)
 After expense reimbursement*........................     (21.36%)            (14.65%)
Portfolio turnover rate..............................        178%                 82%

    ----------------------
    *   Annualized.
    (+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2001 (Unaudited)

                                                                 THE ENERGY PORTFOLIO
                                                               ------------------------
                                                                     FOR THE SIX
                                                                     MONTHS ENDED
                                                                    JUNE 30, 2001
                                                                     (UNAUDITED)
                                                               ------------------------
Ratio of expenses to average net assets:
 Before expense reimbursement*..............................             9.84%
 After expense reimbursement*...............................             9.84%
Ratio of net investment income (loss) to average net assets:
 Before expense reimbursement*..............................            (6.65%)
 After expense reimbursement*...............................            (6.65%)
Portfolio turnover rate.....................................                8%

    ----------------------
    * Annualized.

                                                         THE KINETICS GOVERNMENT MONEY
                                                                MARKET PORTFOLIO
                                                       ----------------------------------
                                                        FOR THE SIX
                                                       MONTHS ENDED     APRIL 28, 2000(+)
                                                       JUNE 30, 2001         THROUGH
                                                        (UNAUDITED)     DECEMBER 31, 2000
                                                       -------------    -----------------
Ratio of expenses to average net assets:
 Before expense reimbursement*.......................      0.80%               0.78%
 After expense reimbursement*........................      0.80%               0.78%
Ratio of net investment income (loss) to average net
 assets:
 Before expense reimbursement*.......................      3.69%               5.36%
 After expense reimbursement*........................      3.69%               5.36%
Portfolio turnover rate..............................       N/A                 N/A

    ----------------------
    * Annualized.
    (+) Commencement of operations.